UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	06-30

Date of reporting period:	09-30-2015

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Debt Fund
September 30, 2015

Emerging Markets Debt Fund - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 74.6%
Bangladesh — 0.7%
Banglalink Digital Communications Ltd., 8.625%, 5/6/19	200,000	200,000
Brazil — 5.6%
Banco ABC Brasil SA, 7.875%, 4/8/20	200,000	168,250
ESAL GmbH, 6.25%, 2/5/23	200,000	184,500
Itau Unibanco Holding SA, 6.20%, 12/21/21	200,000	192,000
Petrobras Global Finance BV, 7.875%, 3/15/19	100,000	82,470
Petrobras Global Finance BV, 2.00%, 5/20/16	550,000	529,925
Petrobras Global Finance Co., 4.875%, 3/17/20	400,000	294,000
Vale Overseas Ltd., 6.875%, 11/21/36	100,000	79,900
		1,531,045
Chile — 3.7%
Banco Santander Chile, 3.875%, 9/20/22	200,000	199,930
Corpbanca SA, 3.875%, 9/22/19(1)	250,000	252,990
Telefonica Chile SA, 3.875%, 10/12/22	200,000	195,397
VTR Finance BV, 6.875%, 1/15/24	400,000	364,000
		1,012,317
China — 5.9%
China Overseas Finance Cayman V Ltd., 3.95%, 11/15/22	200,000	195,748
CITIC Ltd., 6.80%, 1/17/23	200,000	226,306
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	300,000	281,742
CRCC Yuxiang Ltd., 3.50%, 5/16/23	200,000	194,573
ENN Energy Holdings Ltd., 6.00%, 5/13/21	200,000	219,077
MIE Holdings Corp., 7.50%, 4/25/19	200,000	95,000
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)	200,000	197,397
Tencent Holdings Ltd., 3.80%, 2/11/25(1)	200,000	193,172
		1,603,015
Colombia — 3.9%
Ecopetrol SA, 5.875%, 9/18/23	600,000	579,000
GrupoSura Finance SA, 5.70%, 5/18/21	200,000	208,200
Millicom International Cellular SA, 6.625%, 10/15/21	200,000	198,062
Pacific Exploration and Production Corp., 5.375%, 1/26/19	100,000	38,250
Pacific Exploration and Production Corp., 7.25%, 12/12/21	100,000	36,500
		1,060,012
Guatemala — 0.7%
Comcel Trust, 6.875%, 2/6/24	200,000	197,500
Hong Kong — 4.7%
Bank of East Asia Ltd. (The), MTN, VRN, 4.25%, 11/20/19	200,000	200,706
China CITIC Bank International Ltd., MTN, 6.875%, 6/24/20	200,000	223,325
Hutchison Whampoa International 09 Ltd., 7.625%, 4/9/19	100,000	117,715
Hutchison Whampoa International 12 Ltd., VRN, 6.00%, 5/7/17	100,000	104,368
LS Finance 2017 Ltd., 5.25%, 1/26/17	200,000	207,164
PCCW Capital No 4 Ltd., 5.75%, 4/17/22	200,000	215,811

Sun Hung Kai Properties Capital Market Ltd., 4.50%, 2/14/22	200,000	212,955
		1,282,044
Hungary — 0.8%
MOL Group Finance SA, 6.25%, 9/26/19	200,000	215,000
India — 4.6%
Axis Bank Ltd. (Dubai), MTN, 5.125%, 9/5/17	200,000	210,728
Bharti Airtel International (Netherlands) BV, 5.125%, 3/11/23	200,000	211,682
ICICI Bank Ltd., 5.75%, 11/16/20	200,000	223,275
ONGC Videsh Ltd., 4.625%, 7/15/24	200,000	205,424
Reliance Industries Ltd., 4.125%, 1/28/25	250,000	248,002
Vedanta Resources plc, 6.00%, 1/31/19	200,000	145,967
		1,245,078
Indonesia — 0.7%
TBG Global Pte. Ltd., 4.625%, 4/3/18	200,000	196,329
Israel — 2.3%
Israel Electric Corp. Ltd., 5.00%, 11/12/24(1)	400,000	409,225
Israel Electric Corp. Ltd., 5.625%, 6/21/18	200,000	213,250
		622,475
Jamaica — 1.5%
Digicel Group Ltd., 8.25%, 9/30/20	450,000	418,500
Kazakhstan — 0.8%
Halyk Savings Bank of Kazakhstan JSC, 7.25%, 5/3/17	200,000	205,125
Kuwait — 1.1%
Kuwait Projects Co., 4.80%, 2/5/19	300,000	310,958
Macau — 0.7%
MCE Finance Ltd., 5.00%, 2/15/21(1)	200,000	177,000
Malaysia — 1.5%
Malayan Banking Bhd, MTN, VRN, 3.25%, 9/20/17	200,000	200,013
Petronas Capital Ltd., 3.125%, 3/18/22	200,000	195,883
		395,896
Mexico — 6.0%
America Movil SAB de CV, 6.375%, 3/1/35	100,000	113,790
BBVA Bancomer SA, 6.75%, 9/30/22	150,000	162,750
Mexichem SAB de CV, 5.875%, 9/17/44	200,000	172,005
Nemak SAB de CV, 5.50%, 2/28/23	200,000	197,000
Petroleos Mexicanos, 5.50%, 1/21/21	200,000	210,300
Petroleos Mexicanos, 6.50%, 6/2/41	100,000	92,600
Petroleos Mexicanos, 4.875%, 1/24/22	400,000	398,500
Sixsigma Networks Mexico SA de CV, 8.25%, 11/7/21	200,000	188,750
Southern Copper Corp., 7.50%, 7/27/35	100,000	97,544
		1,633,239
Morocco — 1.4%
OCP SA, 5.625%, 4/25/24	200,000	203,875
OCP SA, 4.50%, 10/22/25	200,000	187,000
		390,875
Nigeria — 1.3%
GTB Finance BV, 6.00%, 11/8/18	200,000	183,000
Helios Towers Finance Netherlands BV, 8.375%, 7/15/19	200,000	156,500
		339,500

Peru — 1.4%
Banco Internacional del Peru of Panama, VRN, 6.625%, 3/19/24	100,000	99,500
BBVA Banco Continental SA, VRN, 5.25%, 9/22/24	100,000	97,520
InRetail Consumer, 5.25%, 10/10/21	100,000	101,250
Intercorp Peru Ltd., 5.875%, 2/12/25	100,000	95,250
		393,520
Philippines — 2.3%
Alliance Global Group Inc/Cayman, 6.50%, 8/18/17	100,000	105,454
BDO Unibank, Inc., 3.875%, 4/22/16	200,000	202,240
FPT Finance Ltd., 6.375%, 9/28/20	100,000	108,985
SM Investments Corp., 4.875%, 6/10/24	200,000	201,639
		618,318
Poland — 0.8%
Powszechna Kasa Oszczednosci Bank Polski SA, 4.63%, 9/26/22	200,000	206,759
Qatar — 2.7%
Nakilat, Inc., 6.27%, 12/31/33	222,268	255,791
Ooredoo International Finance Ltd., 3.25%, 2/21/23	200,000	195,258
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.33%, 9/30/27	250,000	290,000
		741,049
Republic of Korea — 3.0%
KEB Hana Bank, MTN, 4.375%, 9/30/24	200,000	206,118
Korea Exchange Bank, 2.00%, 4/2/18	200,000	199,899
Korea Gas Corp., 2.875%, 7/29/18	200,000	204,928
Korea National Oil Corp., 2.75%, 1/23/19	200,000	202,979
		813,924
Russia — 4.3%
Gazprom Neft OAO Via GPN Capital SA, 4.375%, 9/19/22	200,000	173,400
Gazprom OAO Via Gaz Capital SA, 6.51%, 3/7/22	100,000	98,990
Mobile Telesystems OJSC Via MTS International Funding Ltd., 8.625%, 6/22/20	300,000	327,216
Sberbank of Russia Via SB Capital SA, VRN, 5.50%, 2/26/19	200,000	169,849
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC, 7.75%, 2/2/21	200,000	205,000
VimpelCom Holdings BV, 5.95%, 2/13/23	200,000	182,102
		1,156,557
Singapore — 2.6%
DBS Bank Ltd., VRN, 3.625%, 9/21/17	300,000	307,196
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/19	200,000	205,158
United Overseas Bank Ltd., MTN, VRN, 3.75%, 9/19/19	200,000	204,253
		716,607
South Africa — 2.2%
FirstRand Bank Ltd., MTN, 4.25%, 4/30/20	200,000	202,284
Myriad International Holdings BV, 5.50%, 7/21/25(1)	200,000	196,688
Sappi Papier Holding GmbH, 6.625%, 4/15/21	200,000	203,250
		602,222
Thailand — 3.6%
Bangkok Bank PCL, 3.875%, 9/27/22	200,000	204,606
PTT PCL, 3.375%, 10/25/22	200,000	197,903
PTT PCL, 4.50%, 10/25/42	200,000	181,241
Siam Commercial Bank PCL, MTN, 3.50%, 4/7/19	200,000	205,249
Thai Oil PCL, 3.625%, 1/23/23	200,000	198,063
		987,062

Trinidad and Tobago — 0.8%
Columbus International, Inc., 7.375%, 3/30/21	200,000	207,750
Turkey — 0.7%
Turkiye Is Bankasi, 6.00%, 10/24/22	200,000	188,461
United Arab Emirates — 2.3%
Abu Dhabi National Energy Co. PJSC, 3.625%, 1/12/23	200,000	196,625
ADCB Finance Cayman Ltd., MTN, 4.50%, 3/6/23	200,000	202,944
DP World Ltd., MTN, 6.85%, 7/2/37	200,000	212,175
		611,744
TOTAL CORPORATE BONDS (Cost $21,138,223)		20,279,881
SOVEREIGN GOVERNMENTS AND AGENCIES — 6.1%
Colombia — 1.8%
Colombia Government International Bond, 7.375%, 3/18/19	$100,000	113,750
Colombia Government International Bond, 2.625%, 3/15/23	$200,000	178,300
Colombia Government International Bond, 4.375%, 7/12/21	$200,000	204,200
		496,250
Indonesia — 1.4%
Indonesia Government International Bond, MTN, 3.75%, 4/25/22	$400,000	381,963
Peru — 0.9%
Peruvian Government International Bond, 7.35%, 7/21/25	$200,000	250,000
Turkey — 2.0%
Turkey Government International Bond, 6.25%, 9/26/22	$500,000	535,625
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $1,694,894)		1,663,838
TEMPORARY CASH INVESTMENTS — 18.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 8/15/41, valued at $3,728,713), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $3,653,001)		3,653,000
SSgA U.S. Government Money Market Fund, Class N	1,365,352	1,365,352
U.S. Treasury Bills 0.08%, 11/12/15(2)(3)	50,000	50,001
TOTAL TEMPORARY CASH INVESTMENTS (Cost $5,068,348)		5,068,353
TOTAL INVESTMENT SECURITIES — 99.4% (Cost $27,901,465)		27,012,072
OTHER ASSETS AND LIABILITIES — 0.6%		157,228
TOTAL NET ASSETS — 100.0%		$27,169,300

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
2	U.S. Treasury Long Bonds	December 2015	314,688	9,996

CREDIT DEFAULT SWAP AGREEMENTS*
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value*** ($)
Bank of America N.A./ Brazilian Government International Bond	200,000	Sell	1.00	9/20/20	(17,962)	(13,734)	(31,696)
Barclays Bank plc/ Brazilian Government International Bond	200,000	Sell	1.00	9/20/20	(17,524)	(14,172)	(31,696)
Barclays Bank plc/ Brazilian Government International Bond	200,000	Sell	1.00	9/20/20	(17,920)	(13,776)	(31,696)
Barclays Bank plc/ Brazilian Government International Bond	200,000	Sell	1.00	9/20/20	(17,049)	(14,647)	(31,696)
					(70,455)	(56,329)	(126,784)

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an up-front and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.
**The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the referenced entities and upfront payments received upon entering into the agreement.
***The quoted market prices and resulting market value for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing market values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
JSC	-	Joint Stock Company
MTN	-	Medium Term Note
OJSC	-	Open Joint Stock Company
PJSC	-	Public Joint Stock Company
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $1,426,472, which represented 5.3% of total net assets.

(2)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts. At the period end, the aggregate value of securities pledged was $9,000.

(3)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	20,279,881	—
Sovereign Governments and Agencies	—	1,663,838	—
Temporary Cash Investments	1,365,352	3,703,001	—
	1,365,352	25,646,720	—
Other Financial Instruments
Futures Contracts	9,996	—	—

Liabilities
Other Financial Instruments
Swap Agreements	—	(56,329)	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$27,901,465
Gross tax appreciation of investments	$107,400
Gross tax depreciation of investments	(996,793)
Net tax appreciation (depreciation) of investments	$(889,393)

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Bond Fund
September 30, 2015

Global Bond - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 40.3%
Australia — 1.2%
Australia Government Bond, 4.50%, 4/15/20	AUD	2,535,000	1,972,408
Australia Government Bond, 2.75%, 4/21/24	AUD	8,680,000	6,188,511
New South Wales Treasury Corp., 4.00%, 2/20/17	AUD	4,485,000	3,233,661
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	145,000	106,718
			11,501,298
Austria — 0.8%
Austria Government Bond, 4.35%, 3/15/19(1)	EUR	2,325,000	2,998,205
Austria Government Bond, 3.90%, 7/15/20(1)	EUR	1,240,000	1,640,128
Austria Government Bond, 1.65%, 10/21/24(1)	EUR	1,550,000	1,873,782
Austria Government Bond, 4.15%, 3/15/37(1)	EUR	620,000	1,034,032
			7,546,147
Belgium — 1.7%
Belgium Government Bond, 4.25%, 9/28/22	EUR	4,650,000	6,566,414
Belgium Government Bond, 2.25%, 6/22/23	EUR	5,030,000	6,345,904
Belgium Government Bond, 5.00%, 3/28/35(1)	EUR	2,015,000	3,534,397
Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	620,000	1,051,577
			17,498,292
Brazil†
Brazilian Government International Bond, 5.875%, 1/15/19		$10,000	10,500
Brazilian Government International Bond, 2.625%, 1/5/23		$488,000	396,500
			407,000
Canada — 2.5%
Canadian Government Bond, 4.00%, 6/1/17	CAD	7,935,000	6,287,529
Canadian Government Bond, 3.25%, 6/1/21	CAD	9,579,000	8,083,542
Canadian Government Bond, 4.00%, 6/1/41	CAD	3,920,000	3,954,250
Province of British Columbia, 2.85%, 6/18/25	CAD	3,725,000	2,914,288
Province of Ontario Canada, 4.65%, 6/2/41	CAD	2,170,000	2,005,513
Province of Quebec Canada, 3.00%, 9/1/23	CAD	1,395,000	1,108,068
Province of Quebec Canada, 5.00%, 12/1/41	CAD	465,000	447,133
			24,800,323
Colombia — 0.1%
Colombia Government International Bond, 4.375%, 7/12/21		$697,000	711,637
Czech — 0.2%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	29,000,000	1,563,838
Denmark — 0.1%
Denmark Government Bond, 4.00%, 11/15/19	DKK	350,000	60,898
Denmark Government Bond, 7.00%, 11/10/24	DKK	4,030,000	943,838
Denmark Government Bond, 4.50%, 11/15/39	DKK	1,705,000	421,113
			1,425,849
Finland — 0.2%
Finland Government Bond, 1.625%, 9/15/22(1)	EUR	1,395,000	1,688,246

France — 3.0%
France Government Bond OAT, 3.25%, 10/25/21	EUR	13,345,000	17,531,005
France Government Bond OAT, 5.50%, 4/25/29	EUR	3,260,000	5,552,769
France Government Bond OAT, 3.25%, 5/25/45	EUR	4,960,000	7,263,614
			30,347,388
Germany — 3.0%
Bundesrepublik Deutschland, 3.00%, 7/4/20	EUR	10,670,000	13,661,472
Bundesrepublik Deutschland, 1.75%, 2/15/24	EUR	9,090,000	11,323,932
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	3,720,000	5,376,591
			30,361,995
Ireland — 0.3%
Ireland Government Bond, 5.90%, 10/18/19	EUR	1,085,000	1,493,211
Ireland Government Bond, 3.40%, 3/18/24	EUR	713,000	947,492
			2,440,703
Italy — 2.3%
Italy Buoni Poliennali Del Tesoro, 3.50%, 11/1/17	EUR	1,990,000	2,377,213
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	17,975,000	20,796,910
Italy Government International Bond, 6.875%, 9/27/23		$120,000	152,703
			23,326,826
Japan — 12.6%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	2,264,300,000	19,035,688
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	5,402,050,000	47,592,761
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	3,323,050,000	34,029,998
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	780,600,000	7,472,851
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	1,876,600,000	18,480,010
			126,611,308
Malaysia — 0.2%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	8,000,000	1,747,067
Mexico — 0.4%
Mexican Bonos, 6.50%, 6/9/22	MXN	48,980,000	3,007,201
Mexico Government International Bond, MTN, 5.95%, 3/19/19		$30,000	33,683
Mexico Government International Bond, 4.00%, 10/2/23		$20,000	20,420
Mexico Government International Bond, 3.60%, 1/30/25		$700,000	689,500
Mexico Government International Bond, 6.05%, 1/11/40		$10,000	10,988
Mexico Government International Bond, MTN, 4.75%, 3/8/44		$370,000	338,550
			4,100,342
Netherlands — 1.1%
Netherlands Government Bond, 3.50%, 7/15/20(1)	EUR	7,750,000	10,090,015
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	930,000	1,372,206
			11,462,221
New Zealand — 0.1%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	1,550,000	1,068,880
Norway — 0.2%
Norway Government Bond, 3.75%, 5/25/21(1)	NOK	13,188,000	1,784,723
Peru†
Peruvian Government International Bond, 6.55%, 3/14/37		$350,000	403,375
Philippines — 0.1%
Philippine Government International Bond, 4.00%, 1/15/21		$750,000	808,104

Poland — 0.1%
Poland Government Bond, 4.00%, 10/25/23	PLN	4,410,000	1,261,849
Poland Government International Bond, 3.00%, 3/17/23		$10,000	10,007
			1,271,856
Singapore — 0.1%
Singapore Government Bond, 3.125%, 9/1/22	SGD	1,910,000	1,407,182
South Africa — 0.2%
South Africa Government Bond, 7.75%, 2/28/23	ZAR	32,700,000	2,287,270
South Korea†
Korea Development Bank (The), 3.25%, 3/9/16		$40,000	40,387
Spain — 4.7%
Spain Government Bond, 4.30%, 10/31/19(1)	EUR	3,500,000	4,482,793
Spain Government Bond, 5.85%, 1/31/22(1)	EUR	310,000	442,886
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	5,735,000	7,740,685
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	19,920,000	21,830,705
Spain Government Bond, 4.20%, 1/31/37(1)	EUR	7,500,000	10,236,264
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	1,550,000	2,445,688
			47,179,021
Sweden — 0.4%
Sweden Government Bond, 3.50%, 6/1/22	SEK	24,025,000	3,474,392
Switzerland — 1.0%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	8,535,000	10,035,719
Thailand — 0.2%
Thailand Government Bond, 3.85%, 12/12/25	THB	63,300,000	1,904,262
Turkey†
Turkey Government International Bond, 3.25%, 3/23/23		$180,000	160,629
Turkey Government International Bond, 4.25%, 4/14/26		$270,000	247,315
			407,944
United Kingdom — 3.5%
United Kingdom Gilt, 5.00%, 3/7/18	GBP	3,720,000	6,230,327
United Kingdom Gilt, 5.00%, 3/7/25	GBP	3,040,000	5,947,411
United Kingdom Gilt, 4.25%, 3/7/36	GBP	2,615,000	5,159,788
United Kingdom Gilt, 4.50%, 12/7/42	GBP	8,119,000	17,284,792
United Kingdom Gilt, 4.25%, 12/7/55	GBP	310,000	696,034
			35,318,352
Uruguay†
Uruguay Government International Bond, 4.125%, 11/20/45		$140,000	111,300
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $408,831,716)			405,043,247
CORPORATE BONDS — 28.2%
Aerospace and Defense — 0.1%
Harris Corp., 2.70%, 4/27/20		240,000	238,122
Lockheed Martin Corp., 3.80%, 3/1/45		50,000	45,595
United Technologies Corp., 5.70%, 4/15/40		380,000	452,005
			735,722
Auto Components — 0.3%
Schaeffler Finance BV, 4.25%, 5/15/21(1)		1,000,000	965,000
Tenneco, Inc., 6.875%, 12/15/20		990,000	1,029,600
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		1,000,000	954,375
			2,948,975

Automobiles — 0.4%
American Honda Finance Corp., 2.125%, 10/10/18		20,000	20,235
Ford Motor Credit Co. LLC, 5.00%, 5/15/18		210,000	223,488
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		1,360,000	1,537,601
General Motors Co., 5.00%, 4/1/35		310,000	288,157
General Motors Financial Co., Inc., 3.25%, 5/15/18		1,210,000	1,221,412
Jaguar Land Rover Automotive plc, 4.125%, 12/15/18(1)		20,000	19,653
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(1)		980,000	918,750
			4,229,296
Banks — 8.6%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	2,300,000	4,020,445
Banco Bilbao Vizcaya Argentaria SA, 3.625%, 1/18/17 (Secured)	EUR	2,250,000	2,629,577
Bank of America Corp., 6.50%, 8/1/16		$10,000	10,446
Bank of America Corp., 5.75%, 12/1/17		20,000	21,630
Bank of America Corp., 5.625%, 7/1/20		3,000,000	3,387,417
Bank of America Corp., 5.70%, 1/24/22		10,000	11,422
Bank of America Corp., MTN, 4.75%, 4/3/17	EUR	1,550,000	1,845,032
Bank of America Corp., MTN, 4.20%, 8/26/24		$50,000	50,001
Bank of America Corp., MTN, 4.00%, 1/22/25		1,140,000	1,117,179
Bank of America N.A., 5.30%, 3/15/17		50,000	52,535
Bank of Nova Scotia (The), 2.55%, 1/12/17		20,000	20,372
Bankia SA, 3.625%, 10/5/16 (Secured)	EUR	2,050,000	2,368,927
Barclays Bank plc, MTN, 6.00%, 1/14/21	EUR	50,000	66,053
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	1,500,000	2,053,091
BB&T Corp., MTN, 2.05%, 6/19/18		$10,000	10,105
BPCE SA, 4.625%, 7/18/23	EUR	100,000	125,169
BPCE SA, 5.15%, 7/21/24(1)		$300,000	305,564
BPCE SA, VRN, 2.75%, 7/8/21	EUR	1,700,000	1,896,104
Branch Banking & Trust Co., 3.625%, 9/16/25		$337,000	337,674
Branch Banking & Trust Co., 3.80%, 10/30/26		10,000	10,164
Capital One Financial Corp., 3.20%, 2/5/25		1,380,000	1,318,016
Citigroup, Inc., 1.75%, 5/1/18		30,000	29,833
Citigroup, Inc., 4.50%, 1/14/22		1,350,000	1,462,305
Citigroup, Inc., 4.05%, 7/30/22		1,350,000	1,378,415
Citigroup, Inc., 4.40%, 6/10/25		230,000	231,868
Commerzbank AG, 8.125%, 9/19/23(1)		490,000	570,046
Commerzbank AG, MTN, 6.375%, 3/22/19	EUR	1,950,000	2,434,388
Commerzbank AG, MTN, 7.75%, 3/16/21	EUR	100,000	131,856
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.875%, 2/8/22		$680,000	717,395
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 3.75%, 11/9/20	EUR	70,000	85,197
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, VRN, 2.50%, 5/26/21	EUR	1,500,000	1,662,893
Credit Suisse AG, VRN, 5.75%, 9/18/20	EUR	2,000,000	2,478,523
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/20(1)		$500,000	499,158
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	3,100,000	3,891,281
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	1,550,000	2,044,835
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	3,410,000	5,924,103
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	6,200,000	7,808,212
Fifth Third Bancorp, 4.30%, 1/16/24		$10,000	10,303
HBOS plc, MTN, 6.75%, 5/21/18(1)		400,000	441,903

HSBC Holdings plc, 5.10%, 4/5/21		1,030,000	1,143,804
HSBC Holdings plc, MTN, 6.00%, 6/10/19	EUR	1,550,000	2,008,228
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	1,500,000	1,755,078
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	2,635,000	3,362,002
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)		$980,000	969,109
Intesa Sanpaolo SpA, MTN, 5.00%, 9/23/19	EUR	50,000	61,178
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	1,200,000	1,593,395
JPMorgan Chase & Co., 6.00%, 1/15/18		$40,000	43,724
JPMorgan Chase & Co., 4.625%, 5/10/21		3,230,000	3,519,602
JPMorgan Chase & Co., 3.25%, 9/23/22		20,000	20,054
JPMorgan Chase & Co., 3.875%, 9/10/24		10,000	9,927
JPMorgan Chase & Co., 3.125%, 1/23/25		20,000	19,335
JPMorgan Chase & Co., 4.95%, 6/1/45		150,000	151,122
KeyCorp, MTN, 2.30%, 12/13/18		10,000	10,062
KFW, 3.875%, 1/21/19	EUR	2,170,000	2,739,838
KFW, MTN, 4.625%, 1/4/23	EUR	2,170,000	3,155,960
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	970,000	1,859,646
Royal Bank of Scotland Group plc, 6.125%, 12/15/22		$990,000	1,069,854
Royal Bank of Scotland Group plc, MTN, VRN, 3.625%, 3/25/19	EUR	1,500,000	1,688,636
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	1,800,000	1,821,740
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	100,000	107,945
Standard Chartered plc, MTN, VRN, 4.00%, 10/21/20	EUR	1,500,000	1,637,005
U.S. Bancorp, MTN, 3.60%, 9/11/24		$1,360,000	1,384,009
Wells Fargo & Co., 4.125%, 8/15/23		20,000	20,818
Wells Fargo & Co., MTN, 2.10%, 5/8/17		1,370,000	1,389,469
Wells Fargo & Co., MTN, 4.10%, 6/3/26		1,570,000	1,586,628
			86,587,605
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19		20,000	23,514
Constellation Brands, Inc., 3.875%, 11/15/19		980,000	1,002,050
			1,025,564
Biotechnology — 0.4%
AbbVie, Inc., 1.75%, 11/6/17		20,000	20,070
AbbVie, Inc., 2.90%, 11/6/22		1,020,000	999,183
AbbVie, Inc., 3.60%, 5/14/25		290,000	287,014
Amgen, Inc., 2.125%, 5/15/17		20,000	20,262
Amgen, Inc., 4.10%, 6/15/21		510,000	542,243
Amgen, Inc., 5.375%, 5/15/43		410,000	438,973
Biogen, Inc., 3.625%, 9/15/22		530,000	535,056
Celgene Corp., 3.875%, 8/15/25		280,000	280,743
Gilead Sciences, Inc., 4.40%, 12/1/21		1,020,000	1,106,272
Gilead Sciences, Inc., 3.65%, 3/1/26		250,000	251,166
			4,480,982
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		1,000,000	1,015,000
Capital Markets — 0.2%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	1,500,000	2,073,952
Ameriprise Financial, Inc., 4.00%, 10/15/23		$20,000	20,951
Fidelity International Ltd., MTN, 6.75%, 10/19/20	GBP	50,000	87,755

Jefferies Group LLC, 5.125%, 4/13/18		$10,000	10,510
			2,193,168
Chemicals — 0.2%
Ashland, Inc., 4.75%, 8/15/22		990,000	925,650
Eastman Chemical Co., 2.70%, 1/15/20		1,020,000	1,020,162
Eastman Chemical Co., 3.60%, 8/15/22		10,000	10,078
Ecolab, Inc., 4.35%, 12/8/21		235,000	254,317
Mosaic Co. (The), 5.625%, 11/15/43		10,000	10,526
			2,220,733
Commercial Services and Supplies — 0.1%
Clean Harbors, Inc., 5.25%, 8/1/20		10,000	10,250
Covanta Holding Corp., 5.875%, 3/1/24		10,000	9,575
Republic Services, Inc., 3.55%, 6/1/22		680,000	698,221
Waste Management, Inc., 4.10%, 3/1/45		310,000	291,701
			1,009,747
Communications Equipment — 0.2%
CC Holdings GS V LLC / Crown Castle GS III Corp., 3.85%, 4/15/23		10,000	9,984
Cisco Systems, Inc., 3.00%, 6/15/22		450,000	459,150
CommScope, Inc., 4.375%, 6/15/20(1)		800,000	796,000
Crown Castle International Corp., 5.25%, 1/15/23		590,000	626,256
			1,891,390
Construction Materials†
Owens Corning, 4.20%, 12/15/22		10,000	10,150
Consumer Finance — 0.3%
American Express Credit Corp., 2.60%, 9/14/20		335,000	336,781
CIT Group, Inc., 5.00%, 5/15/17		50,000	51,219
CIT Group, Inc., 4.25%, 8/15/17		1,460,000	1,481,900
CIT Group, Inc., 5.00%, 8/15/22		10,000	10,013
Discover Financial Services, 3.75%, 3/4/25		200,000	194,149
Equifax, Inc., 3.30%, 12/15/22		10,000	10,069
GLP Capital LP / GLP Financing II, Inc., 4.875%, 11/1/20		620,000	630,850
McGraw Hill Financial, Inc., 3.30%, 8/14/20(1)		250,000	254,670
Synchrony Financial, 3.00%, 8/15/19		250,000	252,219
			3,221,870
Containers and Packaging — 0.2%
Ball Corp., 4.00%, 11/15/23		590,000	557,550
Berry Plastics Corp., 5.125%, 7/15/23		500,000	473,750
Crown Americas LLC / Crown Americas Capital Corp. III, 6.25%, 2/1/21		39,000	40,609
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		980,000	967,750
Rock-Tenn Co., 4.00%, 3/1/23		20,000	20,562
			2,060,221
Diversified Consumer Services†
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		200,000	187,132
Catholic Health Initiatives, 2.95%, 11/1/22		10,000	9,898
			197,030
Diversified Financial Services — 2.3%
Ally Financial, Inc., 2.75%, 1/30/17		1,480,000	1,472,437
BNP Paribas SA, 4.375%, 9/28/25(1)		200,000	195,462
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	1,200,000	1,259,378

Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,200,000	2,262,695
Denali Borrower LLC / Denali Finance Corp., 5.625%, 10/15/20(1)		$250,000	260,500
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	2,400,000	2,481,243
GE Capital UK Funding, MTN, 5.125%, 5/24/23	GBP	1,000,000	1,755,411
General Electric Capital Corp., MTN, 2.20%, 1/9/20		$2,500,000	2,529,632
Goldman Sachs Group, Inc. (The), 2.375%, 1/22/18		200,000	202,692
Goldman Sachs Group, Inc. (The), 2.90%, 7/19/18		2,140,000	2,195,413
Goldman Sachs Group, Inc. (The), 5.375%, 3/15/20		430,000	479,976
Goldman Sachs Group, Inc. (The), 5.75%, 1/24/22		40,000	45,958
Goldman Sachs Group, Inc. (The), 4.00%, 3/3/24		30,000	30,922
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		1,000,000	986,152
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		250,000	246,449
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 3.50%, 3/15/17		20,000	20,112
Morgan Stanley, 2.65%, 1/27/20		3,010,000	3,026,266
Morgan Stanley, 5.00%, 11/24/25		760,000	810,006
Morgan Stanley, MTN, 6.625%, 4/1/18		30,000	33,420
Morgan Stanley, MTN, 5.625%, 9/23/19		10,000	11,178
Morgan Stanley, MTN, 3.70%, 10/23/24		20,000	20,127
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	1,600,000	2,186,700
UBS Group Funding Jersey Ltd., 4.125%, 9/24/25(1)		$200,000	199,597
			22,711,726
Diversified Telecommunication Services — 2.0%
AT&T, Inc., 2.625%, 12/1/22		1,000,000	955,289
AT&T, Inc., 3.40%, 5/15/25		900,000	861,151
AT&T, Inc., 2.60%, 12/17/29	EUR	1,800,000	1,945,244
AT&T, Inc., 6.55%, 2/15/39		$21,000	23,828
AT&T, Inc., 4.30%, 12/15/42		10,000	8,631
British Telecommunications plc, 5.95%, 1/15/18		500,000	548,304
CenturyLink, Inc., 6.00%, 4/1/17		20,000	20,625
CenturyLink, Inc., Series Q, 6.15%, 9/15/19		980,000	980,000
Deutsche Telekom International Finance BV, 6.75%, 8/20/18		530,000	599,299
Frontier Communications Corp., 8.25%, 4/15/17		980,000	1,038,800
Frontier Communications Corp., 7.125%, 3/15/19		25,000	24,612
Frontier Communications Corp., 8.50%, 4/15/20		500,000	487,500
Frontier Communications Corp., 11.00%, 9/15/25(1)		100,000	97,000
Orange SA, 4.125%, 9/14/21		680,000	729,343
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	1,600,000	1,749,336
Telecom Italia Capital SA, 6.00%, 9/30/34		$10,000	9,300
Telecom Italia SpA, 5.30%, 5/30/24(1)		1,000,000	981,250
Telecom Italia SpA, MTN, 5.875%, 5/19/23	GBP	1,350,000	2,163,113
Telefonica Emisiones SAU, 5.46%, 2/16/21		$690,000	771,944
Telefonica Europe BV, VRN, 6.50%, 9/18/18	EUR	900,000	1,061,622
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	1,600,000	1,794,180
Verizon Communications, Inc., 3.65%, 9/14/18		$50,000	52,721
Verizon Communications, Inc., 3.50%, 11/1/21		1,510,000	1,546,065
Verizon Communications, Inc., 5.05%, 3/15/34		50,000	49,832
Verizon Communications, Inc., 4.86%, 8/21/46		1,510,000	1,418,349
Verizon Communications, Inc., 5.01%, 8/21/54		5,000	4,592
Windstream Services LLC, 7.875%, 11/1/17		40,000	41,625
			19,963,555

Electric Utilities — 0.1%
AES Corp. (The), 4.875%, 5/15/23	980,000	864,850
Electrical Equipment — 0.1%
Belden, Inc., 5.25%, 7/15/24(1)	600,000	558,000
Electronic Equipment, Instruments and Components — 0.1%
Jabil Circuit, Inc., 7.75%, 7/15/16	20,000	20,750
Jabil Circuit, Inc., 5.625%, 12/15/20	10,000	10,513
Sanmina Corp., 4.375%, 6/1/19(1)	980,000	987,350
		1,018,613
Energy Equipment and Services — 0.1%
Ensco plc, 4.70%, 3/15/21	10,000	8,531
Ensco plc, 5.20%, 3/15/25	130,000	99,148
Noble Holding International Ltd., 5.95%, 4/1/25	210,000	164,690
Schlumberger Investment SA, 3.65%, 12/1/23	210,000	216,998
Weatherford International Ltd., 4.50%, 4/15/22	10,000	8,101
		497,468
Food and Staples Retailing — 0.3%
CVS Health Corp., 3.50%, 7/20/22	250,000	258,389
CVS Health Corp., 2.75%, 12/1/22	690,000	679,987
CVS Health Corp., 5.125%, 7/20/45	100,000	108,034
Delhaize Group, 5.70%, 10/1/40	70,000	74,322
Dollar General Corp., 3.25%, 4/15/23	160,000	152,776
Kroger Co. (The), 3.30%, 1/15/21	480,000	493,170
Wal-Mart Stores, Inc., 5.625%, 4/15/41	1,020,000	1,236,054
		3,002,732
Food Products — 0.2%
Kraft Foods Group, Inc., 5.00%, 6/4/42	310,000	319,316
Kraft Heinz Foods Co., 4.875%, 2/15/25(1)	618,000	660,314
Kraft Heinz Foods Co., 5.20%, 7/15/45(1)	200,000	212,748
Mondelez International, Inc., 4.00%, 2/1/24	310,000	321,913
Tyson Foods, Inc., 4.50%, 6/15/22	20,000	21,228
		1,535,519
Gas Utilities — 0.7%
Columbia Pipeline Group, Inc., 4.50%, 6/1/25(1)	280,000	272,435
Enbridge, Inc., 4.50%, 6/10/44	10,000	7,841
Energy Transfer Equity LP, 7.50%, 10/15/20	20,000	20,250
Energy Transfer Partners LP, 4.15%, 10/1/20	20,000	20,254
Energy Transfer Partners LP, 3.60%, 2/1/23	1,000,000	901,977
Energy Transfer Partners LP, 6.50%, 2/1/42	10,000	9,208
Enterprise Products Operating LLC, 5.20%, 9/1/20	30,000	33,028
Enterprise Products Operating LLC, 3.70%, 2/15/26	400,000	378,949
Enterprise Products Operating LLC, 4.85%, 3/15/44	300,000	268,563
Kinder Morgan Energy Partners LP, 6.50%, 4/1/20	10,000	11,082
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39	20,000	19,054
Kinder Morgan, Inc., 7.25%, 6/1/18	20,000	22,125
Kinder Morgan, Inc., 4.30%, 6/1/25	490,000	441,216
Kinder Morgan, Inc., 5.55%, 6/1/45	300,000	250,129
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 12/1/24	990,000	910,800
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	690,000	676,808

Sabine Pass Liquefaction LLC, 5.625%, 3/1/25(1)	360,000	318,150
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	1,020,000	888,409
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23	980,000	818,300
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)	520,000	512,200
TransCanada PipeLines Ltd., 2.50%, 8/1/22	20,000	18,831
Williams Cos., Inc. (The), 5.75%, 6/24/44	10,000	7,020
Williams Partners LP, 4.125%, 11/15/20	680,000	692,922
Williams Partners LP, 5.40%, 3/4/44	20,000	16,026
		7,515,577
Health Care Equipment and Supplies — 0.3%
Becton Dickinson and Co., 3.73%, 12/15/24	330,000	336,717
Mallinckrodt International Finance SA, 3.50%, 4/15/18	980,000	955,500
Medtronic, Inc., 2.50%, 3/15/20	610,000	618,647
Medtronic, Inc., 2.75%, 4/1/23	10,000	9,832
Medtronic, Inc., 3.50%, 3/15/25	120,000	122,641
Medtronic, Inc., 4.375%, 3/15/35	610,000	618,156
St. Jude Medical, Inc., 2.00%, 9/15/18	160,000	160,485
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20	270,000	271,286
		3,093,264
Health Care Providers and Services — 0.8%
Aetna, Inc., 2.75%, 11/15/22	10,000	9,669
CHS / Community Health Systems, Inc., 5.125%, 8/15/18	1,023,000	1,048,575
DaVita HealthCare Partners, Inc., 5.75%, 8/15/22	50,000	52,187
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24	1,300,000	1,279,037
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)	980,000	982,450
HCA, Inc., 3.75%, 3/15/19	530,000	529,735
HCA, Inc., 4.25%, 10/15/19	980,000	991,025
HCA, Inc., 5.375%, 2/1/25	940,000	935,300
Tenet Healthcare Corp., 6.25%, 11/1/18	40,000	42,800
UnitedHealth Group, Inc., 2.875%, 12/15/21	610,000	619,803
UnitedHealth Group, Inc., 3.75%, 7/15/25	300,000	310,606
Universal Health Services, Inc., 4.75%, 8/1/22(1)	980,000	1,002,050
		7,803,237
Hotels, Restaurants and Leisure — 0.1%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)	500,000	490,100
McDonald's Corp., MTN, 4.60%, 5/26/45	90,000	90,108
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22	610,000	640,500
Wyndham Worldwide Corp., 2.95%, 3/1/17	20,000	20,250
		1,240,958
Household Durables — 0.3%
D.R. Horton, Inc., 3.625%, 2/15/18	1,025,000	1,045,500
D.R. Horton, Inc., 5.75%, 8/15/23	20,000	21,750
Lennar Corp., 4.75%, 12/15/17	43,000	44,371
Lennar Corp., 4.50%, 6/15/19	850,000	863,600
M.D.C. Holdings, Inc., 5.50%, 1/15/24	10,000	10,150
Toll Brothers Finance Corp., 4.00%, 12/31/18	45,000	46,350
TRI Pointe Holdings, Inc., 4.375%, 6/15/19	890,000	876,650
TRI Pointe Holdings, Inc., 5.875%, 6/15/24	20,000	19,700
		2,928,071

Household Products — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25(1)		500,000	512,500
Industrial Conglomerates — 0.1%
General Electric Co., 2.70%, 10/9/22		670,000	672,557
General Electric Co., 4.125%, 10/9/42		10,000	9,895
Ingersoll-Rand Luxembourg Finance SA, 3.55%, 11/1/24		20,000	19,684
			702,136
Insurance — 1.8%
ACE INA Holdings, Inc., 3.15%, 3/15/25		600,000	586,118
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust, 3.75%, 5/15/19		800,000	788,000
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	1,500,000	1,939,345
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	1,100,000	1,275,545
American International Group, Inc., 4.875%, 6/1/22		$1,360,000	1,503,015
American International Group, Inc., MTN, 5.85%, 1/16/18		20,000	21,923
Aquarius & Investments plc for Zurich Insurance Co. Ltd., MTN, VRN, 4.25%, 10/2/23	EUR	1,200,000	1,426,420
AXA SA, 7.125%, 12/15/20	GBP	1,800,000	3,172,164
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$680,000	689,787
Berkshire Hathaway, Inc., 4.50%, 2/11/43		110,000	109,972
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	1,500,000	1,529,984
Generali Finance BV, MTN, VRN, 4.60%, 11/21/25	EUR	1,500,000	1,554,582
Generali Finance BV, VRN, 6.21%, 6/16/16	GBP	50,000	76,132
International Lease Finance Corp., 6.25%, 5/15/19		$400,000	427,000
Liberty Mutual Group, Inc., 4.95%, 5/1/22(1)		10,000	10,828
Liberty Mutual Group, Inc., 4.85%, 8/1/44(1)		400,000	390,643
Lincoln National Corp., 6.25%, 2/15/20		20,000	23,190
Markel Corp., 4.90%, 7/1/22		290,000	317,208
MetLife, Inc., 4.875%, 11/13/43		680,000	718,914
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		1,360,000	1,534,340
TIAA Asset Management Finance Co. LLC, 4.125%, 11/1/24(1)		10,000	10,217
Travelers Cos., Inc. (The), 4.30%, 8/25/45		180,000	180,742
Voya Financial, Inc., 5.70%, 7/15/43		10,000	11,583
WR Berkley Corp., 4.625%, 3/15/22		10,000	10,632
XLIT Ltd., 4.45%, 3/31/25		50,000	50,153
			18,358,437
Internet and Catalog Retail†
Amazon.com, Inc., 3.80%, 12/5/24		210,000	215,452
Internet Software and Services — 0.1%
Netflix, Inc., 5.375%, 2/1/21		630,000	656,775
IT Services†
Fidelity National Information Services, Inc., 5.00%, 3/15/22		10,000	10,458
Fidelity National Information Services, Inc., 3.50%, 4/15/23		250,000	237,984
			248,442
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 3.60%, 8/15/21		10,000	10,292
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22		213,000	213,965
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44		320,000	338,131
			562,388
Machinery — 0.1%
Caterpillar Financial Services Corp., MTN, 2.85%, 6/1/22		1,010,000	1,007,261

Oshkosh Corp., 5.375%, 3/1/22		20,000	20,400
Terex Corp., 6.50%, 4/1/20		20,000	20,400
			1,048,061
Media — 1.6%
21st Century Fox America, Inc., 3.00%, 9/15/22		320,000	315,892
21st Century Fox America, Inc., 4.75%, 9/15/44		410,000	402,076
CBS Corp., 3.50%, 1/15/25		320,000	308,914
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		1,170,000	1,099,800
CCO Safari II LLC, 4.91%, 7/23/25(1)		940,000	937,314
Comcast Corp., 4.40%, 8/15/35		100,000	100,884
Comcast Corp., 6.40%, 5/15/38		530,000	665,523
Comcast Corp., 4.75%, 3/1/44		10,000	10,465
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 5.00%, 3/1/21		10,000	10,913
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.45%, 4/1/24		510,000	524,681
Discovery Communications LLC, 5.625%, 8/15/19		690,000	770,744
DISH DBS Corp., 7.125%, 2/1/16		40,000	40,350
DISH DBS Corp., 4.625%, 7/15/17		980,000	980,637
DISH DBS Corp., 6.75%, 6/1/21		50,000	47,875
Embarq Corp., 8.00%, 6/1/36		10,000	10,341
Interpublic Group of Cos., Inc. (The), 4.00%, 3/15/22		10,000	10,101
Lamar Media Corp., 5.375%, 1/15/24		1,000,000	1,015,000
Myriad International Holdings BV, 5.50%, 7/21/25(1)		700,000	688,408
NBCUniversal Media LLC, 5.15%, 4/30/20		1,100,000	1,242,502
NBCUniversal Media LLC, 2.875%, 1/15/23		625,000	619,933
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)		610,000	592,462
Scripps Networks Interactive, Inc., 2.80%, 6/15/20		200,000	198,210
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)		980,000	938,350
TEGNA, Inc., 5.125%, 7/15/20		610,000	622,200
Time Warner Cable, Inc., 6.75%, 7/1/18		310,000	345,193
Time Warner Cable, Inc., 4.50%, 9/15/42		300,000	238,145
Time Warner, Inc., 4.70%, 1/15/21		420,000	459,207
Time Warner, Inc., 3.60%, 7/15/25		700,000	688,705
Time Warner, Inc., 5.35%, 12/15/43		250,000	264,147
Virgin Media Secured Finance plc, 5.375%, 4/15/21(1)		810,000	818,100
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)		200,000	184,500
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		680,000	685,027
			15,836,599
Metals and Mining — 0.5%
Alcoa, Inc., 5.125%, 10/1/24		980,000	928,550
ArcelorMittal, 6.00%, 8/5/20		1,080,000	977,735
Barrick Gold Corp., 4.10%, 5/1/23		340,000	304,648
Freeport-McMoRan, Inc., 3.875%, 3/15/23		310,000	232,113
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)		10,000	8,304
Glencore Finance Europe SA, MTN, 1.625%, 1/18/22	EUR	1,500,000	1,260,874
Steel Dynamics, Inc., 6.125%, 8/15/19		$980,000	1,006,950
Vale Overseas Ltd., 5.625%, 9/15/19		550,000	554,290
			5,273,464
Multi-Utilities — 1.6%
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		680,000	685,409

Calpine Corp., 5.875%, 1/15/24(1)		490,000	507,150
Calpine Corp., 5.75%, 1/15/25		490,000	459,987
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/43		10,000	9,509
Constellation Energy Group, Inc., 5.15%, 12/1/20		10,000	11,010
Consumers Energy Co., 2.85%, 5/15/22		10,000	10,005
Dominion Resources, Inc., 2.75%, 9/15/22		10,000	9,773
Dominion Resources, Inc., 3.625%, 12/1/24		680,000	681,332
Dominion Resources, Inc., 3.90%, 10/1/25		480,000	486,587
Dominion Resources, Inc., 4.90%, 8/1/41		10,000	10,265
Duke Energy Corp., 1.625%, 8/15/17		20,000	20,080
Duke Energy Corp., 3.55%, 9/15/21		680,000	707,698
Duke Energy Florida LLC, 3.85%, 11/15/42		10,000	9,537
Duke Energy Progress, LLC, 3.25%, 8/15/25		400,000	407,354
Duke Energy Progress, LLC, 4.15%, 12/1/44		170,000	171,575
Engie SA, VRN, 4.75%, 7/10/21	EUR	1,600,000	1,904,044
Exelon Generation Co. LLC, 4.25%, 6/15/22		$680,000	696,975
Exelon Generation Co. LLC, 5.60%, 6/15/42		10,000	10,038
FirstEnergy Corp., 4.25%, 3/15/23		1,180,000	1,188,380
Florida Power & Light Co., 4.125%, 2/1/42		250,000	253,288
GenOn Energy, Inc., 7.875%, 6/15/17		45,000	42,413
IPALCO Enterprises, Inc., 5.00%, 5/1/18		30,000	31,575
IPALCO Enterprises, Inc., 3.45%, 7/15/20(1)		600,000	583,500
MidAmerican Energy Co., 4.40%, 10/15/44		200,000	209,772
NextEra Energy Capital Holdings, Inc., VRN, 7.30%, 9/1/17		20,000	19,850
Nisource Finance Corp., 5.65%, 2/1/45		310,000	354,047
NRG Energy, Inc., 7.625%, 1/15/18		40,000	42,200
Potomac Electric Power Co., 3.60%, 3/15/24		10,000	10,414
Progress Energy, Inc., 3.15%, 4/1/22		10,000	9,996
RWE AG, VRN, 7.00%, 3/20/19	GBP	2,200,000	3,247,332
Sempra Energy, 2.40%, 3/15/20		$20,000	20,002
Sempra Energy, 2.875%, 10/1/22		680,000	668,117
SSE plc, VRN, 2.375%, 4/1/21	EUR	2,200,000	2,258,579
Xcel Energy, Inc., 4.80%, 9/15/41		$680,000	705,707
			16,443,500
Multiline Retail — 0.1%
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		350,000	329,861
Target Corp., 4.00%, 7/1/42		250,000	246,655
			576,516
Oil, Gas and Consumable Fuels — 1.2%
AmeriGas Finance LLC / AmeriGas Finance Corp., 6.75%, 5/20/20		500,000	508,750
AmeriGas Partners LP / AmeriGas Finance Corp., 6.25%, 8/20/19		10,000	10,125
Anadarko Petroleum Corp., 5.95%, 9/15/16		20,000	20,789
Anadarko Petroleum Corp., 3.45%, 7/15/24		300,000	291,528
BP Capital Markets plc, 4.50%, 10/1/20		690,000	760,237
California Resources Corp., 5.50%, 9/15/21		980,000	602,700
Chesapeake Energy Corp., 4.875%, 4/15/22		980,000	644,350
Cimarex Energy Co., 4.375%, 6/1/24		1,000,000	975,725
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		20,000	20,217
Concho Resources, Inc., 7.00%, 1/15/21		590,000	601,800

ConocoPhillips Holding Co., 6.95%, 4/15/29	10,000	12,414
Continental Resources, Inc., 5.00%, 9/15/22	20,000	17,525
Continental Resources, Inc., 3.80%, 6/1/24	180,000	146,309
Devon Energy Corp., 5.00%, 6/15/45	100,000	90,985
EOG Resources, Inc., 4.10%, 2/1/21	10,000	10,709
Exxon Mobil Corp., 2.71%, 3/6/25	1,030,000	1,011,175
Hess Corp., 6.00%, 1/15/40	10,000	9,624
Marathon Petroleum Corp., 3.50%, 3/1/16	20,000	20,205
Newfield Exploration Co., 5.75%, 1/30/22	1,230,000	1,199,250
Newfield Exploration Co., 5.625%, 7/1/24	50,000	47,750
Noble Energy, Inc., 4.15%, 12/15/21	217,000	218,668
Occidental Petroleum Corp., 4.625%, 6/15/45	460,000	464,525
Petrobras Global Finance BV, 5.375%, 1/27/21	20,000	14,644
Petrobras Global Finance BV, 6.25%, 3/17/24	240,000	175,800
Petroleos Mexicanos, 6.625%, 6/15/35	720,000	678,600
Phillips 66, 4.30%, 4/1/22	10,000	10,496
Phillips 66, 4.65%, 11/15/34	520,000	508,012
Shell International Finance BV, 2.375%, 8/21/22	690,000	666,982
Shell International Finance BV, 3.25%, 5/11/25	230,000	228,001
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)	600,000	592,189
Statoil ASA, 2.45%, 1/17/23	10,000	9,552
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25	10,000	9,525
Talisman Energy, Inc., 7.75%, 6/1/19	10,000	11,244
Tesoro Corp., 5.375%, 10/1/22	490,000	482,650
Total Capital Canada Ltd., 2.75%, 7/15/23	680,000	653,962
Whiting Petroleum Corp., 5.00%, 3/15/19	620,000	542,500
		12,269,517
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 2.54%, 11/15/19(1)	20,000	20,121
Georgia-Pacific LLC, 5.40%, 11/1/20(1)	710,000	796,545
International Paper Co., 3.80%, 1/15/26	180,000	177,796
International Paper Co., 6.00%, 11/15/41	210,000	226,966
		1,221,428
Pharmaceuticals — 0.3%
Actavis Funding SCS, 3.85%, 6/15/24	1,510,000	1,476,048
Actavis Funding SCS, 4.55%, 3/15/35	10,000	9,234
Actavis, Inc., 1.875%, 10/1/17	20,000	19,960
Baxalta, Inc., 4.00%, 6/23/25(1)	650,000	652,551
Forest Laboratories LLC, 4.875%, 2/15/21(1)	20,000	21,628
Roche Holdings, Inc., 3.35%, 9/30/24(1)	10,000	10,260
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)	980,000	998,988
Valeant Pharmaceuticals International, Inc., 6.125%, 4/15/25(1)	230,000	220,892
		3,409,561
Real Estate Investment Trusts (REITs) — 0.2%
American Tower Corp., 5.05%, 9/1/20	10,000	10,942
DDR Corp., 4.75%, 4/15/18	10,000	10,589
DDR Corp., 3.625%, 2/1/25	50,000	47,765
Essex Portfolio LP, 3.625%, 8/15/22	10,000	10,136
Hospitality Properties Trust, 4.65%, 3/15/24	20,000	20,067

Hospitality Properties Trust, 4.50%, 3/15/25		710,000	697,298
Host Hotels & Resorts LP, 3.75%, 10/15/23		410,000	402,135
Realty Income Corp., 4.125%, 10/15/26		680,000	694,634
Senior Housing Properties Trust, 4.75%, 5/1/24		10,000	10,046
Ventas Realty LP, 4.125%, 1/15/26		250,000	252,624
Ventas Realty LP / Ventas Capital Corp., 4.75%, 6/1/21		10,000	10,803
Welltower, Inc., 3.75%, 3/15/23		10,000	9,989
			2,177,028
Real Estate Management and Development — 0.1%
Tesco Property Finance 3 plc, 5.74%, 4/13/40	GBP	1,082,761	1,489,006
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.60%, 9/1/20		$20,000	21,143
Burlington Northern Santa Fe LLC, 4.45%, 3/15/43		10,000	9,736
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		500,000	468,053
CSX Corp., 4.25%, 6/1/21		10,000	10,780
CSX Corp., 3.40%, 8/1/24		690,000	700,066
Union Pacific Corp., 4.00%, 2/1/21		310,000	334,229
Union Pacific Corp., 4.75%, 9/15/41		300,000	321,731
			1,865,738
Semiconductors and Semiconductor Equipment — 0.1%
Intel Corp., 3.70%, 7/29/25		200,000	205,731
NXP BV / NXP Funding LLC, 3.50%, 9/15/16(1)		45,000	45,338
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)		500,000	502,500
			753,569
Software — 0.4%
Activision Blizzard, Inc., 5.625%, 9/15/21(1)		980,000	1,033,900
Microsoft Corp., 2.70%, 2/12/25		1,360,000	1,334,890
Oracle Corp., 3.625%, 7/15/23		1,010,000	1,052,569
Oracle Corp., 2.95%, 5/15/25		600,000	585,937
			4,007,296
Specialty Retail — 0.3%
Home Depot, Inc. (The), 3.35%, 9/15/25		340,000	346,823
Home Depot, Inc. (The), 5.95%, 4/1/41		680,000	858,928
Lowe's Cos., Inc., 3.375%, 9/15/25		135,000	136,800
Sally Holdings LLC / Sally Capital, Inc., 6.875%, 11/15/19		980,000	1,021,650
Sonic Automotive, Inc., 7.00%, 7/15/22		50,000	53,000
United Rentals North America, Inc., 5.75%, 11/15/24		980,000	943,250
			3,360,451
Technology Hardware, Storage and Peripherals — 0.3%
Apple, Inc., 2.85%, 5/6/21		1,020,000	1,048,416
Apple, Inc., 3.20%, 5/13/25		530,000	534,145
Dell, Inc., 3.10%, 4/1/16		45,000	45,056
Hewlett-Packard Co., 4.30%, 6/1/21		20,000	20,949
Hewlett-Packard Enterprise Co., 3.60%, 10/15/20(1)(2)		330,000	329,908
Seagate HDD Cayman, 4.75%, 6/1/23		530,000	521,375
			2,499,849
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 6.375%, 12/15/20		41,000	42,589
L Brands, Inc., 6.625%, 4/1/21		40,000	44,600
			87,189

Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 3.125%, 7/16/22	240,000	233,666
Sprint Communications, 6.00%, 12/1/16	1,020,000	1,007,250
Sprint Communications, 9.00%, 11/15/18(1)	990,000	1,041,975
T-Mobile USA, Inc., 6.625%, 4/1/23	590,000	585,575
		2,868,466
TOTAL CORPORATE BONDS (Cost $291,119,693)		283,004,391
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(3) — 11.8%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 1.8%
FHLMC, VRN, 1.76%, 10/15/15	67,841	69,625
FHLMC, VRN, 1.84%, 10/15/15	89,345	91,901
FHLMC, VRN, 1.97%, 10/15/15	48,288	49,830
FHLMC, VRN, 1.98%, 10/15/15	37,133	38,341
FHLMC, VRN, 2.05%, 10/15/15	23,609	24,172
FHLMC, VRN, 2.32%, 10/15/15	82,681	84,039
FHLMC, VRN, 2.32%, 10/15/15	20,457	21,759
FHLMC, VRN, 2.42%, 10/15/15	19,267	20,544
FHLMC, VRN, 2.45%, 10/15/15	3,672,090	3,908,243
FHLMC, VRN, 2.63%, 10/15/15	4,460	4,744
FHLMC, VRN, 2.86%, 10/15/15	35,754	37,038
FHLMC, VRN, 2.98%, 10/15/15	16,920	17,941
FHLMC, VRN, 3.26%, 10/15/15	34,707	36,761
FHLMC, VRN, 3.73%, 10/15/15	8,230	8,668
FHLMC, VRN, 4.21%, 10/15/15	66,179	69,987
FHLMC, VRN, 4.62%, 10/15/15	3,328	3,507
FHLMC, VRN, 5.13%, 10/15/15	3,678	3,906
FHLMC, VRN, 5.80%, 10/15/15	12,600	13,414
FHLMC, VRN, 5.95%, 10/15/15	6,964	7,411
FHLMC, VRN, 6.11%, 10/15/15	5,520	5,857
FNMA, VRN, 1.91%, 10/25/15	2,603,937	2,743,347
FNMA, VRN, 1.94%, 10/25/15	2,330,379	2,422,326
FNMA, VRN, 1.94%, 10/25/15	3,066,855	3,217,750
FNMA, VRN, 2.01%, 10/25/15	4,943,636	5,175,817
FNMA, VRN, 2.41%, 10/25/15	49,334	52,466
FNMA, VRN, 2.70%, 10/25/15	18,254	18,846
FNMA, VRN, 3.64%, 10/25/15	7,570	7,964
FNMA, VRN, 3.92%, 10/25/15	10,499	11,166
FNMA, VRN, 5.07%, 10/25/15	6,867	7,331
FNMA, VRN, 6.06%, 10/25/15	10,033	10,768
		18,185,469
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 10.0%
FHLMC, 6.00%, 2/1/38	4,337	4,895
FHLMC, 4.00%, 12/1/40	9,330	10,035
FNMA, 3.00%, 10/14/15(4)	3,715,000	3,767,184
FNMA, 3.50%, 10/14/15(4)	6,721,000	7,013,996
FNMA, 4.00%, 10/14/15(4)	14,355,000	15,316,112
FNMA, 4.50%, 10/14/15(4)	4,377,500	4,746,852
FNMA, 5.00%, 10/14/15(4)	2,257,500	2,488,100
FNMA, 5.50%, 10/14/15(4)	3,712,000	4,146,949

FNMA, 6.625%, 11/15/30	2,500,000	3,617,180
FNMA, 5.00%, 7/1/31	52,079	57,615
FNMA, 5.50%, 5/1/33	13,245	14,908
FNMA, 5.00%, 9/1/33	1,976,332	2,189,030
FNMA, 5.00%, 11/1/33	12,281	13,602
FNMA, 5.00%, 9/1/35	43,239	47,683
FNMA, 6.00%, 4/1/37	13,441	15,358
FNMA, 6.00%, 7/1/37	16,038	18,264
FNMA, 6.00%, 8/1/37	11,131	12,576
FNMA, 5.50%, 1/1/39	28,932	32,389
FNMA, 5.50%, 3/1/39	3,565	3,981
FNMA, 4.50%, 5/1/39	3,137,187	3,432,370
FNMA, 5.00%, 8/1/39	7,415	8,291
FNMA, 4.50%, 3/1/40	3,646,927	3,968,025
FNMA, 5.00%, 8/1/40	2,171,716	2,394,292
FNMA, 3.50%, 10/1/40	4,410,886	4,615,100
FNMA, 3.50%, 12/1/40	54,554	57,082
FNMA, 4.50%, 9/1/41	29,015	31,578
FNMA, 3.50%, 5/1/42	69,185	72,432
FNMA, 3.50%, 6/1/42	38,701	40,635
FNMA, 3.50%, 9/1/42	35,533	37,210
FNMA, 3.00%, 11/1/42	41,368	42,106
FNMA, 3.00%, 5/1/43	5,337,228	5,429,679
GNMA, 3.00%, 10/21/15(4)	4,665,000	4,763,219
GNMA, 3.50%, 10/21/15(4)	3,907,500	4,095,396
GNMA, 4.00%, 10/21/15(4)	9,635,000	10,265,228
GNMA, 4.50%, 10/21/15(4)	1,620,000	1,740,487
GNMA, 6.00%, 7/15/33	6,932	8,088
GNMA, 5.00%, 3/20/36	55,565	61,574
GNMA, 5.50%, 1/15/39	5,827	6,683
GNMA, 5.50%, 9/15/39	41,334	46,950
GNMA, 4.50%, 10/15/39	17,542	19,329
GNMA, 5.00%, 10/15/39	25,161	28,168
GNMA, 4.50%, 1/15/40	22,824	24,822
GNMA, 4.00%, 12/15/40	20,743	22,137
GNMA, 4.50%, 12/15/40	71,026	78,145
GNMA, 4.50%, 7/20/41	3,322,412	3,613,747
GNMA, 4.00%, 12/15/41	36,867	39,348
GNMA, 3.50%, 6/20/42	11,437,110	12,027,205
		100,486,035
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $118,557,361)		118,671,504
U.S. TREASURY SECURITIES — 6.9%
U.S. Treasury Bonds, 3.50%, 2/15/39	3,600,000	4,063,781
U.S. Treasury Bonds, 2.875%, 5/15/43	750,000	748,145
U.S. Treasury Bonds, 2.50%, 2/15/45	7,050,000	6,496,645
U.S. Treasury Notes, 0.50%, 2/28/17(5)	30,000,000	30,005,670
U.S. Treasury Notes, 1.00%, 3/15/18	13,000,000	13,071,006
U.S. Treasury Notes, 1.625%, 6/30/20	15,000,000	15,194,235
TOTAL U.S. TREASURY SECURITIES (Cost $69,341,669)		69,579,482

COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 6.0%
Banc of America Funding Corp., Series 2004-2, Class 3A1, 5.50%, 9/20/34	10,798	11,185
Banc of America Mortgage Securities, Inc., Series 2005-1, Class 1A15, 5.50%, 2/25/35	5,426	5,668
Banc of America Mortgage Securities, Inc., Series 2007-1, Class 1A16, 5.625%, 3/25/37	51,887	46,951
Banc of America Mortgage Trust, Series 2006-A, Class 2A1, VRN, 2.63%, 10/1/15	3,364,148	3,019,356
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 2.625%, 10/1/15	7,061	7,065
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 2.77%, 10/1/15	1,142,165	1,106,699
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, VRN, 2.74%, 10/1/15	3,657,455	3,302,788
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 2.62%, 10/1/15	3,500,896	3,111,621
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 2.01%, 10/1/15	2,510,855	2,476,508
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 2.78%, 10/1/15	78,648	77,866
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	7,539	7,981
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 2.59%, 10/1/15	5,939	5,708
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 2.56%, 10/1/15	957,293	854,166
GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	26,730	27,709
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 2.70%, 10/1/15	1,762,810	1,772,563
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 2.81%, 10/1/15	1,588,186	1,607,132
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 2.68%, 10/1/15	1,211,960	1,208,964
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 2.74%, 10/1/15	1,421,771	1,355,121
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 2.62%, 10/1/15	16,845	16,984
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2, 6.50%, 4/25/36	570,903	605,295
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 2.76%, 10/1/15	2,214,593	2,279,200
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 2.46%, 10/1/15	1,685,025	1,657,676
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 2.46%, 10/1/15	854,343	860,119
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.36%, 10/1/15	3,249	3,236
Residential Accredit Loans, Inc., Series 2006-QS17, Class A5, 6.00%, 12/25/36	1,350,674	1,125,273
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 2.42%, 10/1/15	3,524,676	3,528,289
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 5.26%, 10/25/15	902,204	890,096
WaMu Mortgage Pass-Through Certificates, Series 2005-AR4, Class A5, VRN, 2.45%, 10/1/15	2,626,203	2,591,908
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 2.65%, 10/1/15	17,118	17,173
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-K, Class 2A6, VRN, 2.74%, 10/1/15	39,866	40,280
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 2.62%, 10/1/15	43,630	43,735
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	20,017	20,449
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	991,923	987,175
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 2.70%, 10/1/15	41,941	42,970
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 2.68%, 10/1/15	36,620	37,397
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 2.67%, 10/1/15	989,791	1,007,674
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 2.68%, 10/1/15	11,295	11,410
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 2.73%, 10/1/15	5,000,000	4,828,687
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR2, Class 3A1, VRN, 2.61%, 10/1/15	53,952	54,700
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	53,542	54,883
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-11, Class A9 SEQ, 6.50%, 9/25/36	60,399	58,964
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	879,657	911,908
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-14, Class A1, 6.00%, 10/25/36	58,029	58,213
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	52,451	53,041
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A15, 6.00%, 7/25/36	957,975	968,743
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	41,961	42,433
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 5.51%, 10/1/15	64,922	62,291
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 2.70%, 10/1/15	2,857,325	2,827,492

Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A1, VRN, 2.74%, 10/1/15	2,931,637	2,857,808
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A4 SEQ, VRN, 2.74%, 10/1/15	22,104	21,547
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A5 SEQ, VRN, 2.74%, 10/1/15	22,104	21,547
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 2.74%, 10/1/15	21,128	20,596
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 2.73%, 10/1/15	45,064	42,745
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 5.84%, 10/1/15	4,416,515	4,306,782
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 2.72%, 10/1/15	15,120	14,157
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 2.74%, 10/1/15	12,050	11,208
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 2.73%, 10/1/15	930,241	888,065
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 5.59%, 10/1/15	873,136	846,756
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 2.65%, 10/1/15	957,452	947,632
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 2.71%, 10/1/15	87,076	82,445
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR7, Class 2A1, VRN, 2.65%, 10/1/15	988,777	945,128
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-10, Class 1A5, 6.00%, 7/25/37	59,255	59,266
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	77,828	77,298
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	37,735	38,958
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	59,245	61,115
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	24,204	25,037
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	61,427	60,968
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	32,825	33,971
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-3, Class 3A1, 5.50%, 4/25/22	1,802	1,838
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	517,629	510,798
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 2.64%, 10/1/15	2,967,979	2,764,797
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	25,829	27,321
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $60,370,970)		60,360,528
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 4.8%
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2014-ICTS, Class A, VRN, 1.00%, 10/15/15(1)	3,525,000	3,519,515
Bank of America Merrill Lynch Commercial Mortgage Securities Trust, Series 2015-200P, Class B, 3.49%, 4/14/33(1)	3,500,000	3,543,386
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	3,000,000	3,075,055
BLCP Hotel Trust, Series 2014-CLRN, Class A, VRN, 1.16%, 10/15/15(1)	1,080,252	1,072,253
Commercial Mortgage Pass-Through Certificates, Series 2014-BBG, Class A, VRN, 1.01%, 10/15/15(1)	4,370,000	4,343,719
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.87%, 10/1/15	2,105,000	2,312,310
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class B, VRN, 4.49%, 10/1/15	100,000	105,888
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, 3.60%, 3/10/48	1,000,000	1,015,867
Commercial Mortgage Trust, Series 2014-LC17, Class C, VRN, 4.72%, 10/1/15	1,960,000	1,981,477
Commercial Mortgage Trust, Series 2014-UBS5, Class C, VRN, 4.77%, 10/1/15	3,150,000	3,184,203
Commercial Mortgage Trust, Series 2015-CR22, Class B, 3.93%, 3/10/48	2,500,000	2,508,606
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	3,500,000	3,552,064
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	2,825,000	2,870,029
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(1)	3,600,000	3,646,379
GS Mortgage Securities Corp. II, Series 2015-GC28, Class AS, 3.76%, 2/10/48	2,000,000	2,034,467
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.28%, 10/10/15(1)	3,690,000	3,792,514
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 10/1/15	1,050,000	1,089,205
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class AS, 4.52%, 12/15/46	50,000	54,758
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2014-CBM, Class A, VRN, 1.11%, 10/15/15(1)	2,950,000	2,933,141
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 10/1/15(1)	75,000	76,724
Morgan Stanley Capital I Trust, Series 2014-CPT, Class E, VRN, 3.56%, 10/1/15(1)	1,960,000	1,940,561
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $49,454,572)		48,652,121

ASSET-BACKED SECURITIES(3) — 2.8%
Avis Budget Rental Car Funding AESOP LLC, Series 2012-2A, Class A SEQ, 2.80%, 5/20/18(1)	2,100,000	2,140,676
Avis Budget Rental Car Funding AESOP LLC, Series 2013-1A, Class B, 2.62%, 9/20/19(1)	75,000	75,974
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	2,000,000	2,016,993
BMW Floorplan Master Owner Trust, Series 2015-1A, Class A, VRN, 0.71%, 10/15/15(1)	2,450,000	2,444,917
Chase Issuance Trust, Series 2007-B1, Class B1, VRN, 0.46%, 10/15/15	2,600,000	2,588,087
Enterprise Fleet Financing LLC, Series 2015-2, Class A2 SEQ, 1.59%, 2/22/21(1)	3,150,000	3,161,042
Hertz Fleet Lease Funding LP, Series 2014-1, Class A, VRN, 0.60%, 10/13/15(1)	80,253	80,126
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(1)	72,344	71,601
Invitation Homes Trust, Series 2015-SFR1, Class A, VRN, 1.66%, 10/17/15(1)	1,790,320	1,783,756
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	2,466,116	2,485,222
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	157,333	157,472
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	1,952,054	1,968,066
Sierra Timeshare Receivables Funding LLC, Series 2013-1A, Class A SEQ, 1.59%, 11/20/29(1)	2,039,712	2,025,834
Sierra Timeshare Receivables Funding LLC, Series 2013-2A, Class A SEQ, 2.28%, 11/20/25(1)	1,702,332	1,708,075
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A, 2.40%, 3/22/32(1)	55,436	55,766
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A, 2.43%, 6/20/32(1)	2,419,720	2,414,806
Toyota Auto Receivables Owner Trust, Series 2015-C, Class A2B, VRN, 0.54%, 10/15/15	2,425,000	2,425,496
TOTAL ASSET-BACKED SECURITIES (Cost $27,610,025)		27,603,909
MUNICIPAL SECURITIES — 0.4%
Bay Area Toll Authority Toll Bridge Rev., Series 2010 S-1, (Building Bonds), 6.92%, 4/1/40	220,000	290,693
California GO, (Building Bonds), 7.55%, 4/1/39	400,000	579,608
California GO, (Building Bonds), 7.30%, 10/1/39	170,000	235,681
Illinois GO, (Taxable Pension), 5.10%, 6/1/33	200,000	188,096
Illinois GO, Series 2010-3, (Building Bonds), 6.73%, 4/1/35	20,000	20,897
Los Angeles Community College District GO, (Building Bonds), 6.75%, 8/1/49	100,000	138,552
Maryland State Transportation Authority Rev., (Building Bonds), 5.75%, 7/1/41	30,000	36,152
Metropolitan Transportation Authority Rev., Series 2010 C-1, (Building Bonds), 6.69%, 11/15/40	195,000	252,808
Missouri Highways & Transportation Commission Rev., (Building Bonds), 5.45%, 5/1/33	175,000	207,557
New Jersey State Turnpike Authority Rev., Series 2010 A, (Building Bonds), 7.10%, 1/1/41	225,000	302,157
Pennsylvania Turnpike Commission Rev., Series 2010 B, (Building Bonds), 5.56%, 12/1/49	125,000	147,521
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	250,000	270,245
Rutgers State University Rev., Series 2010 H, (Building Bonds), 5.67%, 5/1/40	200,000	234,710
Salt River Agricultural Improvement & Power District Electric Rev., Series 2010 A, (Building Bonds), 4.84%, 1/1/41	215,000	252,593
San Diego County Water Authority Rev., Series 2010 B, (Building Bonds), 6.14%, 5/1/49	100,000	126,187
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 B, (Building Bonds), 6.00%, 11/1/40	195,000	237,251
San Francisco City & County Public Utilities Water Commission Rev., Series 2010 FG, (Building Bonds), 6.95%, 11/1/50	80,000	112,690
Santa Clara Valley Transportation Authority Sales Tax Rev., Series 2010 A, (Building Bonds), 5.88%, 4/1/32	150,000	183,307
TOTAL MUNICIPAL SECURITIES (Cost $4,068,510)		3,816,705
TEMPORARY CASH INVESTMENTS — 4.4%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/24, valued at $32,744,644), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $32,099,009)		32,099,000
SSgA U.S. Government Money Market Fund, Class N	11,983,507	11,983,507
TOTAL TEMPORARY CASH INVESTMENTS (Cost $44,082,507)		44,082,507
TOTAL INVESTMENT SECURITIES — 105.6% (Cost $1,073,437,023)		1,060,814,394
OTHER ASSETS AND LIABILITIES(6) — (5.6)%		(55,939,634)
TOTAL NET ASSETS — 100.0%		$1,004,874,760

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	3,278,257	USD	2,270,455	Westpac Group	12/16/15	21,437
USD	14,105,200	AUD	20,192,285	JPMorgan Chase Bank N.A.	12/16/15	(11,612)
USD	28,112,908	CAD	37,208,811	Barclays Bank plc	12/16/15	239,555
USD	2,890,000	CAD	3,845,463	Westpac Group	12/16/15	9,340
USD	6,783,675	CHF	6,584,493	Barclays Bank plc	12/16/15	9,121
USD	2,055,801	CLP	1,419,735,915	UBS AG	12/16/15	30,169
USD	1,628,256	CZK	39,426,591	Westpac Group	12/16/15	4,241
USD	1,570,101	DKK	10,435,846	State Street Bank & Trust Co.	12/16/15	4,390
EUR	11,376	USD	12,756	Barclays Bank plc	12/16/15	(29)
EUR	940,000	USD	1,051,090	State Street Bank & Trust Co.	12/16/15	602
USD	12,727	EUR	11,376	Deutsche Bank	12/16/15	(1)
USD	259,656,266	EUR	231,439,405	JPMorgan Chase Bank N.A.	12/16/15	716,870
USD	5,212,936	EUR	4,662,458	JPMorgan Chase Bank N.A.	12/16/15	(3,523)
USD	60,167,798	GBP	39,167,026	UBS AG	12/16/15	936,309
HUF	644,534,819	USD	2,298,714	UBS AG	12/16/15	(1,765)
USD	2,387,249	HUF	670,658,096	Deutsche Bank	12/16/15	(2,797)
INR	274,294,031	USD	4,118,529	Westpac Group	12/16/15	13,736
USD	4,135,208	INR	279,250,600	Westpac Group	12/16/15	(71,728)
USD	129,986,947	JPY	15,652,996,916	Deutsche Bank	12/16/15	(657,366)
KRW	2,884,770,000	USD	2,410,000	Westpac Group	12/16/15	17,697
USD	4,982,609	KRW	5,908,975,143	UBS AG	12/16/15	9,873
USD	3,235,177	MXN	54,907,603	JPMorgan Chase Bank N.A.	12/16/15	6,391
USD	2,750,000	MXN	46,189,983	UBS AG	12/16/15	33,845
USD	4,899,819	MYR	21,167,216	Westpac Group	12/16/15	93,176
USD	1,829,035	NOK	15,045,169	Deutsche Bank	12/16/15	63,840
USD	1,160,782	NZD	1,827,155	JPMorgan Chase Bank N.A.	12/16/15	(1,115)
PLN	10,538,994	USD	2,780,000	UBS AG	12/16/15	(12,657)
USD	1,194,758	PLN	4,507,524	JPMorgan Chase Bank N.A.	12/16/15	11,167
USD	1,091,304	SEK	9,150,922	Deutsche Bank	12/16/15	(3,954)
USD	2,394,493	SEK	19,940,860	UBS AG	12/16/15	7,806
USD	1,360,425	SGD	1,934,043	JPMorgan Chase Bank N.A.	12/16/15	4,720
USD	2,026,315	THB	73,757,871	Westpac Group	12/16/15	(364)
USD	6,266,844	THB	228,019,111	Westpac Group	12/16/15	1,456
USD	2,585,136	TRY	8,099,510	JPMorgan Chase Bank N.A.	12/16/15	(30,620)
USD	2,257,299	ZAR	31,698,647	State Street Bank & Trust Co.	12/17/15	181
						1,438,391

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
11	Korean Treasury 10-Year Bonds	December 2015	1,173,686	16,593
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)
218	U.S. Treasury 10-Year Notes	December 2015	28,064,094	(255,959)

SWAP AGREEMENTS*
CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 24 Index	10,494,000	Sell	5.00	6/20/20	4.29	(353,586)	316,179
CDX North America Investment Grade 24 Index	15,000,000	Sell	1.00	6/20/20	0.88	(171,013)	84,306
						(524,599)	400,485

CREDIT DEFAULT
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)****
Bank of America N.A./ Brazilian Government International Bond	12,400,000	Sell	1.00	9/20/20	(1,011,162)	(953,999)	(1,965,161)

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	10,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.79	8/27/25	(137,172)

* Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

** The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

*** Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

**** The quoted market prices and resulting value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
HUF	-	Hungarian Forint
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $158,074,903, which represented 15.7% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	Forward commitment. Settlement date is indicated.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $3,627,778.

(6)	Amount relates primarily to payable for investments purchased, but not settled, at period end.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	405,043,247	—
Corporate Bonds	—	283,004,391	—
U.S. Government Agency Mortgage-Backed Securities	—	118,671,504	—
U.S. Treasury Securities	—	69,579,482	—
Collateralized Mortgage Obligations	—	60,360,528	—
Commercial Mortgage-Backed Securities	—	48,652,121	—
Asset-Backed Securities	—	27,603,909	—
Municipal Securities	—	3,816,705	—
Temporary Cash Investments	11,983,507	32,099,000	—
	11,983,507	1,048,830,887	—
Other Financial Instruments
Futures Contracts	—	16,593	—
Forward Foreign Currency Exchange Contracts	—	2,235,922	—
	—	2,252,515	—
Liabilities
Other Financial Instruments
Futures Contracts	(255,959)	—	—
Swap Agreements	—	(1,615,770)	—
Forward Foreign Currency Exchange Contracts	—	(797,531)	—
	(255,959)	(2,413,301)	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$1,073,666,767
Gross tax appreciation of investments	$7,077,235
Gross tax depreciation of investments	(19,929,608)
Net tax appreciation (depreciation) of investments	$(12,852,373)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Bond Fund
September 30, 2015

International Bond - Schedule of Investments
SEPTEMBER 30, 2015 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 70.6%
Australia — 2.2%
Australia Government Bond, 2.75%, 4/21/24	AUD	15,320,000	10,922,580
New South Wales Treasury Corp., 5.50%, 3/1/17	AUD	10,650,000	7,838,218
			18,760,798
Austria — 1.4%
Austria Government Bond, 4.35%, 3/15/19(1)	EUR	4,740,000	6,112,470
Austria Government Bond, 3.40%, 11/22/22(1)	EUR	2,525,000	3,416,876
Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,485,000	2,476,672
			12,006,018
Belgium — 2.2%
Belgium Government Bond, 4.00%, 3/28/18(1)	EUR	7,655,000	9,443,401
Belgium Government Bond, 2.25%, 6/22/23	EUR	4,585,000	5,784,487
Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	2,115,000	3,587,233
			18,815,121
Canada — 4.7%
Canadian Government Bond, 1.50%, 3/1/17	CAD	10,560,000	8,022,435
Canadian Government Bond, 4.00%, 6/1/41	CAD	6,555,000	6,612,273
Province of British Columbia, 3.25%, 12/18/21	CAD	6,970,000	5,686,087
Province of British Columbia, 2.85%, 6/18/25	CAD	4,680,000	3,661,440
Province of Ontario Canada, 4.40%, 6/2/19	CAD	11,115,000	9,280,210
Province of Ontario Canada, 4.65%, 6/2/41	CAD	3,170,000	2,929,712
Province of Quebec Canada, 3.00%, 9/1/23	CAD	4,100,000	3,256,689
Province of Quebec Canada, 5.00%, 12/1/41	CAD	800,000	769,261
			40,218,107
Czech — 0.4%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	59,900,000	3,230,135
Denmark — 0.4%
Denmark Government Bond, 7.00%, 11/10/24	DKK	8,270,000	1,936,858
Denmark Government Bond, 4.50%, 11/15/39	DKK	5,100,000	1,259,636
			3,196,494
Finland — 0.3%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	1,960,000	2,852,990
France — 6.0%
France Government Bond OAT, 3.25%, 10/25/21	EUR	20,705,000	27,199,660
France Government Bond OAT, 1.75%, 11/25/24	EUR	13,370,000	16,193,539
France Government Bond OAT, 3.25%, 5/25/45	EUR	5,390,000	7,893,322
			51,286,521
Germany — 2.8%
Bundesrepublik Deutschland, 3.00%, 7/4/20	EUR	9,100,000	11,651,302
Bundesrepublik Deutschland, 1.75%, 2/15/24	EUR	5,300,000	6,602,513
Bundesrepublik Deutschland, 2.50%, 7/4/44	EUR	4,085,000	5,904,133
			24,157,948

Ireland — 0.5%
Ireland Government Bond, 5.90%, 10/18/19	EUR	1,410,000	1,940,487
Ireland Government Bond, 3.40%, 3/18/24	EUR	1,620,000	2,152,786
			4,093,273
Italy — 4.5%
Italy Buoni Poliennali Del Tesoro, 3.50%, 11/1/17	EUR	11,020,000	13,164,263
Italy Buoni Poliennali Del Tesoro, 1.50%, 8/1/19	EUR	15,775,000	18,251,530
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	4,650,000	7,219,172
			38,634,965
Japan — 24.7%
Japan Government Five Year Bond, 0.30%, 9/20/18	JPY	7,357,500,000	61,853,585
Japan Government Ten Year Bond, 1.00%, 12/20/21	JPY	6,483,400,000	57,119,595
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,504,650,000	25,649,098
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	2,433,600,000	23,297,373
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	4,496,850,000	44,283,190
			212,202,841
Malaysia — 0.3%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	11,300,000	2,467,732
Mexico — 0.7%
Mexican Bonos, 6.50%, 6/9/22	MXN	93,500,000	5,740,574
Netherlands — 0.8%
Netherlands Government Bond, 2.25%, 7/15/22(1)	EUR	3,260,000	4,112,965
Netherlands Government Bond, 3.75%, 1/15/42(1)	EUR	1,725,000	2,950,997
			7,063,962
New Zealand — 0.3%
New Zealand Government Bond, 5.00%, 3/15/19	NZD	3,260,000	2,248,096
Norway — 0.6%
Norway Government Bond, 4.25%, 5/19/17(1)	NOK	24,590,000	3,063,392
Norway Government Bond, 3.75%, 5/25/21(1)	NOK	15,080,000	2,040,766
			5,104,158
Poland — 0.3%
Poland Government Bond, 4.00%, 10/25/23	PLN	7,730,000	2,211,812
Singapore — 0.9%
Singapore Government Bond, 2.375%, 4/1/17	SGD	6,150,000	4,390,754
Singapore Government Bond, 3.125%, 9/1/22	SGD	4,220,000	3,109,062
			7,499,816
South Africa — 0.5%
South Africa Government Bond, 7.75%, 2/28/23	ZAR	65,736,000	4,598,043
Spain — 7.9%
Spain Government Bond, 5.50%, 7/30/17(1)	EUR	3,400,000	4,170,252
Spain Government Bond, 4.30%, 10/31/19(1)	EUR	11,260,000	14,421,786
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	7,920,000	10,689,838
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	31,670,000	34,707,752
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	2,560,000	4,039,330
			68,028,958
Sweden — 0.9%
Sweden Government Bond, 4.25%, 3/12/19	SEK	28,800,000	3,977,048
Sweden Government Bond, 3.50%, 6/1/22	SEK	25,100,000	3,629,854
			7,606,902

Switzerland — 0.9%
Switzerland Government Bond, 2.00%, 4/28/21	CHF	4,050,000	4,762,116
Switzerland Government Bond, 2.50%, 3/8/36	CHF	2,265,000	3,272,307
			8,034,423
Thailand — 0.3%
Thailand Government Bond, 3.85%, 12/12/25	THB	90,200,000	2,713,498
United Kingdom — 6.1%
United Kingdom Gilt, 4.50%, 3/7/19	GBP	3,245,000	5,519,621
United Kingdom Gilt, 5.00%, 3/7/25	GBP	6,300,000	12,325,226
United Kingdom Gilt, 4.25%, 3/7/36	GBP	7,575,000	14,946,613
United Kingdom Gilt, 4.50%, 12/7/42	GBP	3,660,000	7,791,888
United Kingdom Gilt, 4.25%, 12/7/55	GBP	5,335,000	11,978,526
			52,561,874
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $654,520,650)			605,335,059
CORPORATE BONDS — 22.1%
Canada — 0.4%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		$650,000	637,130
Total Capital Canada Ltd., MTN, 2.125%, 9/18/29	EUR	1,500,000	1,663,288
Valeant Pharmaceuticals International, Inc., 6.75%, 8/15/18(1)		$1,360,000	1,386,350
			3,686,768
France — 2.1%
AXA SA, 7.125%, 12/15/20	GBP	2,000,000	3,524,627
BNP Paribas SA, MTN, 2.375%, 2/17/25	EUR	2,900,000	3,043,497
BPCE SA, 4.625%, 7/18/23	EUR	2,000,000	2,503,387
CNP Assurances, VRN, 4.00%, 11/18/24	EUR	2,000,000	2,039,979
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,500,000	2,828,368
Engie SA, VRN, 4.75%, 7/10/21	EUR	1,700,000	2,023,047
Orange SA, MTN, VRN, 4.00%, 10/1/21	EUR	1,760,000	1,924,270
			17,887,175
Germany — 2.3%
Allianz SE, MTN, VRN, 4.75%, 10/24/23	EUR	2,200,000	2,551,090
Commerzbank AG, MTN, 7.75%, 3/16/21	EUR	2,500,000	3,296,396
Deutsche Bank AG, MTN, 2.75%, 2/17/25	EUR	2,874,000	2,971,288
KFW, 3.875%, 1/21/19	EUR	2,890,000	3,648,909
KFW, MTN, 4.625%, 1/4/23	EUR	3,340,000	4,857,561
RWE AG, VRN, 7.00%, 3/20/19	GBP	2,000,000	2,952,120
			20,277,364
Ireland — 0.8%
Aquarius & Investments plc for Zurich Insurance Co. Ltd., MTN, VRN, 4.25%, 10/2/23	EUR	1,200,000	1,426,420
GE Capital European Funding, MTN, 5.375%, 1/23/20	EUR	3,960,000	5,282,938
			6,709,358
Italy — 1.1%
Assicurazioni Generali SpA, MTN, 4.125%, 5/4/26	EUR	2,000,000	2,257,090
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	2,000,000	2,655,658
Telecom Italia SpA, MTN, 5.875%, 5/19/23	GBP	1,350,000	2,163,113
Terna Rete Elettrica Nazionale SpA, MTN, 2.875%, 2/16/18	EUR	1,940,000	2,288,458
			9,364,319

Luxembourg — 1.7%
European Financial Stability Facility, MTN, 1.875%, 5/23/23	EUR	5,190,000	6,390,764
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	3,260,000	4,092,122
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	1,830,000	2,365,765
Glencore Finance Europe SA, MTN, 1.625%, 1/18/22	EUR	1,760,000	1,479,426
			14,328,077
Netherlands — 2.1%
ABN AMRO Bank NV, MTN, 7.125%, 7/6/22	EUR	1,500,000	2,073,952
Allianz Finance II BV, MTN, 4.75%, 7/22/19	EUR	2,600,000	3,361,531
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, MTN, 4.375%, 6/7/21	EUR	4,000,000	5,292,816
ING Bank NV, MTN, VRN, 3.625%, 2/25/21	EUR	2,000,000	2,340,103
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)		$500,000	502,500
Shell International Finance BV, MTN, 1.625%, 1/20/27	EUR	1,580,000	1,689,407
Telefonica Europe BV, VRN, 6.50%, 9/18/18	EUR	700,000	825,706
Telefonica Europe BV, VRN, 5.875%, 3/31/24	EUR	1,500,000	1,682,044
			17,768,059
Spain — 0.2%
Santander Issuances SAU, MTN, 2.50%, 3/18/25	EUR	1,700,000	1,720,532
Supranational — 3.9%
Asian Development Bank, MTN, 2.35%, 6/21/27	JPY	830,000,000	8,477,007
European Investment Bank, MTN, 3.625%, 1/15/21	EUR	5,100,000	6,728,168
European Investment Bank, MTN, 4.25%, 12/7/21	GBP	4,950,000	8,599,504
International Bank for Reconstruction & Development, MTN, 3.875%, 5/20/19	EUR	7,480,000	9,543,747
			33,348,426
Switzerland — 0.3%
Credit Suisse AG, VRN, 5.75%, 9/18/20	EUR	2,000,000	2,478,523
United Kingdom — 3.2%
Abbey National Treasury Services plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	1,940,000	3,391,158
Barclays Bank plc, MTN, 6.625%, 3/30/22	EUR	1,250,000	1,710,909
Co-Operative Bank plc, 4.75%, 11/11/21 (Secured)	GBP	2,640,000	4,431,240
HSBC Bank plc, MTN, 6.50%, 7/7/23	GBP	2,000,000	3,524,665
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	1,500,000	2,875,741
Nationwide Building Society, MTN, 6.75%, 7/22/20	EUR	2,000,000	2,733,375
Royal Bank of Scotland Group plc, MTN, VRN, 3.625%, 3/25/19	EUR	1,500,000	1,688,636
SSE plc, VRN, 2.375%, 4/1/21	EUR	2,200,000	2,258,579
Standard Chartered plc, MTN, 3.625%, 11/23/22	EUR	2,000,000	2,158,902
Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	1,940,000	1,968,709
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)		$1,360,000	1,254,600
			27,996,514
United States — 4.0%
AES Corp. (The), 4.875%, 5/15/23		940,000	829,550
Ally Financial, Inc., 2.75%, 1/30/17		1,360,000	1,353,050
Ashland, Inc., 4.75%, 8/15/22		1,360,000	1,271,600
AT&T, Inc., 3.375%, 3/15/34	EUR	1,000,000	1,132,654
Ball Corp., 4.00%, 11/15/23		$940,000	888,300
Calpine Corp., 5.875%, 1/15/24(1)		940,000	972,900
Calpine Corp., 5.75%, 1/15/25		940,000	882,425
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		940,000	883,600
Chesapeake Energy Corp., 4.875%, 4/15/22		940,000	618,050

CIT Group, Inc., 5.00%, 8/15/22		1,360,000	1,361,700
Constellation Brands, Inc., 3.875%, 11/15/19		1,360,000	1,390,600
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		1,360,000	1,343,000
DaVita HealthCare Partners, Inc., 5.125%, 7/15/24		1,360,000	1,338,070
General Motors Co., 5.00%, 4/1/35		1,360,000	1,264,173
General Motors Financial Co., Inc., 3.25%, 5/15/18		1,360,000	1,372,826
HCA, Inc., 3.75%, 3/15/19		1,410,000	1,409,295
International Lease Finance Corp., 6.25%, 5/15/19		1,360,000	1,451,800
Lennar Corp., 4.50%, 6/15/19		950,000	965,200
MarkWest Energy Partners LP / MarkWest Energy Finance Corp., 4.875%, 12/1/24		1,360,000	1,251,200
Newfield Exploration Co., 5.75%, 1/30/22		1,360,000	1,326,000
Sprint Communications, 9.00%, 11/15/18(1)		940,000	989,350
Steel Dynamics, Inc., 6.125%, 8/15/19		1,360,000	1,397,400
Tenet Healthcare Corp., 4.375%, 10/1/21		400,000	392,000
Tenneco, Inc., 6.875%, 12/15/20		940,000	977,600
Tesoro Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19(1)		1,360,000	1,339,600
United Rentals North America, Inc., 4.625%, 7/15/23		1,360,000	1,322,600
Universal Health Services, Inc., 4.75%, 8/1/22(1)		940,000	961,150
Wells Fargo & Co., MTN, 2.25%, 9/3/20	EUR	1,800,000	2,139,615
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		$1,360,000	1,297,950
			34,123,258
TOTAL CORPORATE BONDS (Cost $203,550,137)			189,688,373
TEMPORARY CASH INVESTMENTS — 5.7%
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 2.25%, 11/15/24, valued at $33,942,431), at 0.01%, dated 9/30/15, due 10/1/15 (Delivery value $33,272,009)			33,272,000
SSgA U.S. Government Money Market Fund, Class N		12,426,463	12,426,463
U.S. Treasury Bills, 0.00%, 1/7/16(2)(3)		1,000,000	999,963
U.S. Treasury Bills, 0.07%, 11/12/15(2)(3)		2,700,000	2,700,046
TOTAL TEMPORARY CASH INVESTMENTS (Cost $49,398,235)			49,398,472
TOTAL INVESTMENT SECURITIES — 98.4% (Cost $907,469,022)			844,421,904
OTHER ASSETS AND LIABILITIES — 1.6%			13,626,447
TOTAL NET ASSETS — 100.0%			$858,048,351

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	3,700,238	USD	2,562,711	Westpac Group	12/16/15	24,196
USD	2,572,051	AUD	3,682,017	JPMorgan Chase Bank N.A.	12/16/15	(2,118)
USD	3,287,881	CAD	4,351,672	Barclays Bank plc	12/16/15	28,017
USD	700,000	CAD	927,745	State Street Bank & Trust Co.	12/16/15	5,020
USD	2,700,000	CAD	3,592,647	Westpac Group	12/16/15	8,726
CHF	6,596,354	USD	6,795,895	Barclays Bank plc	12/16/15	(9,138)
USD	1,630,137	CLP	1,125,772,723	UBS AG	12/16/15	23,923
CZK	2,815,300	USD	116,457	Deutsche Bank	12/16/15	(492)
USD	1,902,712	CZK	46,072,268	Westpac Group	12/16/15	4,956
DKK	11,328,260	USD	1,704,368	State Street Bank & Trust Co.	12/16/15	(4,766)
EUR	16,669,873	USD	18,649,520	Deutsche Bank	12/16/15	1,093
EUR	9,422,715	USD	10,602,203	Deutsche Bank	12/16/15	(59,867)
EUR	1,050,000	USD	1,174,090	State Street Bank & Trust Co.	12/16/15	673
USD	1,930,125	EUR	1,721,511	JPMorgan Chase Bank N.A.	12/16/15	4,062
USD	2,072,660	EUR	1,850,000	JPMorgan Chase Bank N.A.	12/16/15	2,841
USD	953,099	EUR	850,000	UBS AG	12/16/15	2,101
GBP	7,077,454	USD	10,754,460	Barclays Bank plc	12/16/15	(51,372)
GBP	1,038,784	USD	1,595,764	UBS AG	12/16/15	(24,833)
USD	685,890	GBP	450,000	State Street Bank & Trust Co.	12/16/15	5,364
USD	2,192,815	GBP	1,450,000	State Street Bank & Trust Co.	12/16/15	10
HUF	603,063,558	USD	2,150,808	UBS AG	12/16/15	(1,652)
USD	2,154,928	HUF	605,391,443	Deutsche Bank	12/16/15	(2,524)
ILS	8,427,167	USD	2,169,317	JPMorgan Chase Bank N.A.	12/16/15	(18,924)
INR	255,344,000	USD	3,833,994	Westpac Group	12/16/15	12,787
USD	3,759,266	INR	253,863,250	Westpac Group	12/16/15	(65,207)
JPY	2,321,272,416	USD	19,276,508	Deutsche Bank	12/16/15	97,485
JPY	770,251,860	USD	6,440,491	State Street Bank & Trust Co.	12/16/15	(11,753)
USD	700,000	JPY	84,045,780	JPMorgan Chase Bank N.A.	12/16/15	(1,470)
USD	1,100,000	JPY	132,442,530	State Street Bank & Trust Co.	12/16/15	(5,403)
USD	800,000	JPY	95,944,720	State Street Bank & Trust Co.	12/16/15	(782)
USD	2,000,000	JPY	239,216,600	State Street Bank & Trust Co.	12/16/15	3,431
KRW	16,494,664,734	USD	13,934,835	Westpac Group	12/16/15	(53,645)
KRW	2,573,550,000	USD	2,150,000	Westpac Group	12/16/15	15,787
MXN	3,072,514	USD	178,605	UBS AG	12/16/15	2,071
USD	2,950,000	MXN	49,549,255	UBS AG	12/16/15	36,306
USD	1,136,249	MYR	4,908,594	Westpac Group	12/16/15	21,607
USD	3,240,728	NOK	26,657,396	Deutsche Bank	12/16/15	113,113
NZD	4,037,748	USD	2,547,504	JPMorgan Chase Bank N.A.	12/16/15	20,121
USD	2,726,149	NZD	4,291,154	JPMorgan Chase Bank N.A.	12/16/15	(2,618)
PLN	3,966,661	USD	1,050,869	Barclays Bank plc	12/16/15	(9,298)
PLN	9,098,412	USD	2,400,000	UBS AG	12/16/15	(10,927)
RUB	74,036,226	USD	1,067,574	UBS AG	12/16/15	35,576
SEK	10,524,831	USD	1,255,152	Deutsche Bank	12/16/15	4,547
USD	1,568,452	SEK	13,061,756	UBS AG	12/16/15	5,113
USD	5,028,727	SGD	7,149,069	JPMorgan Chase Bank N.A.	12/16/15	17,449
THB	44,720,544	USD	1,228,586	Westpac Group	12/16/15	221
USD	2,957,116	THB	107,594,656	Westpac Group	12/16/15	687
USD	1,535,476	ZAR	21,562,279	State Street Bank & Trust Co.	12/17/15	123
						160,617

FUTURES CONTRACTS
Contracts Purchased		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)

10	Korean Treasury 10-Year Bonds	December 2015	1,066,987	15,085
Contracts Sold		Expiration Date	Underlying Face Amount at Value ($)	Unrealized Appreciation (Depreciation) ($)

207	U.S. Treasury 10-Year Notes	December 2015	26,648,016	(243,044)
136	U.S. Treasury 5-Year Notes	December 2015	16,390,125	(91,681)
14	U.S. Treasury Long Bonds	December 2015	2,202,812	(21,469)
			45,240,953	(356,194)

SWAP AGREEMENTS*
CENTRALLY CLEARED CREDIT DEFAULT
Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Implied Credit Spread*** (%)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North America High Yield 24 Index	8,415,000	Sell	5.00	6/20/20	4.29	(283,946)	253,411

CREDIT DEFAULT
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell** Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)****
Bank of America N.A./ Brazilian Government International Bond	10,650,000	Sell	1.00	9/20/20	(868,458)	(819,363)	(1,687,821)

TOTAL RETURN
Counterparty	Notional Amount ($)	Floating Rate Referenced Index	Pay/Receive Total Return of Referenced Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	9,000,000	U.S. CPI Urban Consumers NSA Index	Receive	1.79	8/27/25	(123,455)

* Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

** The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

*** Implied credit spreads for centrally cleared credit default swap agreements are linked to the weighted average spread across the underlying reference entities included in a particular index. Implied credit spreads serve as an indication of the seller’s performance risk related to the likelihood of a credit event occurring as defined in the agreement. Implied credit spreads are used to determine the value of swap agreements and reflect the cost of buying/selling protection, which may include upfront payments made/received upon entering the agreement. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform under the contract terms. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk.

**** The quoted market prices and resulting value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CPI	-	Consumer Price Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
GBP	-	British Pound
HUF	-	Hungarian Forint
ILS	-	Israeli Shekel
INR	-	Indian Rupee
JPY	-	Japanese Yen
KRW	-	South Korea Won
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NSA	-	Not Seasonally Adjusted
NZD	-	New Zealand Dollar
PLN	-	Polish Zloty
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Restricted security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold without restriction to qualified institutional investors and have been deemed liquid under policies approved by the Board of Trustees. The aggregate value of these securities at the period end was $124,647,422, which represented 14.5% of total net assets.

(2)	The rate indicated is the yield to maturity at purchase.

(3)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for margin requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $3,060,013.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities maturing in greater than 60 days at the time of purchase are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Fixed income securities maturing within 60 days at the time of purchase may be valued at cost, plus or minus any amortized discount or premium or at the evaluated mean as provided by an independent pricing service. Evaluated mean prices are commonly derived through utilization of market models, which may consider, among other factors: trade data, quotations from dealers and active market makers, relevant yield curve and spread data, related sector levels, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated price as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	605,335,059	—
Corporate Bonds	—	189,688,373	—
Temporary Cash Investments	12,426,463	36,972,009	—
	12,426,463	831,995,441	—
Other Financial Instruments
Futures Contracts	—	15,085	—
Forward Foreign Currency Exchange Contracts	—	497,406	—
	—	512,491	—
Liabilities
Other Financial Instruments
Futures Contracts	(356,194)	—	—
Swap Agreements	—	(1,226,764)	—
Forward Foreign Currency Exchange Contracts	—	(336,789)	—
	(356,194)	(1,563,553)	—

3. Federal Tax Information

As of September 30, 2015, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$908,525,668
Gross tax appreciation of investments	$9,168,202
Gross tax depreciation of investments	(73,271,966)
Net tax appreciation (depreciation) of investments	$(64,103,764)

The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	November 24, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	November 24, 2015

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	November 24, 2015